UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2025

Date of reporting period:	7/31/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM Quant Solutions Small-Cap Value Fund
Class A:
TSVAX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class A	$105	1.09%
WHAT AFFECTED
THE
FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed
small-cap names by over 17% during the reporting period. US
small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with
low
valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000
Value
Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions
came
from financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-11.87%	14.82%	5.70%
Class A without sales charges	-6.73%	16.12%	6.29%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 2000 Value Index	-4.27%	12.41%	7.20%
Russell 2000 Index	-0.55%	9.81%	7.43%
*The Fund compares its performance against this broad-based index in
response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT ARE
SOME
CHARACTERISTICS
OF
THE FUND’S
HOLDINGS
AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	A
NASDAQ	TSVAX
CUSIP	875921785
MF232EA

PGIM Quant Solutions Small-Cap Value Fund
Class C:
TRACX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE
LAST
YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class C	$265	2.76%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 17% during the reporting period. US small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large
-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks
with
low valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000 Value
Index
were positions across multiple industries in the materials,
communication services, and information technology sectors.
■
The most substantial positive contributions came
from
financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	-9.05%	14.57%	5.13%
Class C without sales charges	-8.23%	14.57%	5.13%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 2000 Value Index	-4.27%	12.41%	7.20%
Russell 2000 Index	-0.55%	9.81%	7.43%
*The Fund compares its performance against this broad-based index in response
to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
For the year ended July 31, 2025, the Class C shares total annual Fund operating expenses after waivers and/or expense reimbursement increased from 2.49% in the year ended July 31, 2024 to 2.76% primarily due to a decrease in Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	C
NASDAQ	TRACX
CUSIP	875921710
MF232EC

PGIM Quant Solutions Small-Cap Value Fund
Class R:
TSVRX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE
LAST
YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R	$127	1.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING
THE
REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed
small-cap names by over 17% during the reporting period. US
small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with low
valuations
and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to
the
Russell 2000 Value Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions came from financials, driven
by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	-6.92%	15.90%	6.09%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 2000 Value Index	-4.27%	12.41%	7.20%
Russell 2000 Index	-0.55%	9.81%	7.43%
*The Fund compares its
performance
against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS
OF
THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R
NASDAQ	TSVRX
CUSIP	875921843
MF232ER

PGIM Quant Solutions Small-Cap Value Fund
Class Z:
TASVX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class Z	$77	0.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 17% during the reporting period. US small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000 Value Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions came from financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	-6.45%	16.47%	6.64%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 2000 Value Index	-4.27%	12.41%	7.20%
Russell 2000 Index	-0.55%	9.81%	7.43%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME K
EY
FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/m
utual-
funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voti ng i
nformation. You can also request this information by
contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	Z
NASDAQ	TASVX
CUSIP	875921306
MF232EZ

PGIM Quant Solutions Small-Cap Value Fund
Class R2:
PSVDX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R2	$110	1.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 17% during the reporting period. US small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000 Value Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions came from financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	-6.71%	16.09%	4.15% (12/28/2017)
S&P 500 Index*	16.33%	15.88%	13.94%
Russell 2000 Value Index	-4.27%	12.41%	5.44%
Russell 2000 Index	-0.55%	9.81%	6.35%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PSVDX
CUSIP	875921611
MF232ER2

PGIM Quant Solutions Small-Cap Value Fund
Class R4:
PSVKX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R4	$86	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 17% during the reporting period. US small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000 Value Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions came from financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	-6.52%	16.37%	4.41% (12/28/2017)
S&P 500 Index*	16.33%	15.88%	13.94%
Russell 2000 Value Index	-4.27%	12.41%	5.44%
Russell 2000 Index	-0.55%	9.81%	6.35%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHA
T
ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PSVKX
CUSIP	875921595
MF232ER4

PGIM Quant Solutions Small-Cap Value Fund
Class R6:
TSVQX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund (the
“Fund”) for the period of August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R6	$66	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Market gains continued to be fueled by large-cap stocks, which outperformed small-cap names by over 17% during the reporting period. US small-cap stocks (as measured by the Russell 2000 Index) declined 0.55%, while large-cap stocks (as measured by the Russell 1000 Index)
gained 16.54%. Additionally, growth stocks continued to outpace value stocks. Although this gap was most significant among large-caps, the
Russell 2000 Value Index (-4.27%) trailed the Russell 2000 Growth Index (3.15%) by over 7%.
■
PGIM Quantitative Solutions’ focus on stocks with low valuations and attractive business prospects drove underperformance, as the Fund lagged the Russell 2000 Value Index in seven of the 11 economic sectors.
■
The most significant detractors relative to the Russell 2000 Value Index were positions across multiple industries in the materials, communication services, and information technology sectors.
■
The most substantial positive contributions came from financials, driven by PGIM Quantitative Solutions’ positioning among insurance and financial services companies.
MF232ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	-6.31%	16.61%	6.74%
S&P 500 Index*	16.33%	15.88%	13.66%
Russell 2000 Value Index	-4.27%	12.41%	7.20%
Russell 2000 Index	-0.55%	9.81%	7.43%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 349,939,143
Number of fund holdings	397
Total advisory fees paid for the year	$ 2,180,736
Portfolio turnover rate for the year	122%
WHAT
ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Industry Classification	% of Net Assets
Banks	17.5%
Affiliated Mutual Fund - Short-Term Investment (5.9% represents investments purchased with collateral from securities on loan)	6.1%
Oil, Gas & Consumable Fuels	5.2%
Insurance	4.3%
Electronic Equipment, Instruments & Components	3.8%
Machinery	3.5%
Commercial Services & Supplies	3.3%
Construction & Engineering	3.1%
Hotel & Resort REITs	2.8%
Pharmaceuticals	2.7%
Biotechnology	2.7%
Financial Services	2.6%
Software	2.4%
Gas Utilities	2.2%
Specialty Retail	2.0%
Health Care Providers & Services	2.0%
Real Estate Management & Development	1.9%
Multi-Utilities	1.8%
Consumer Finance	1.8%
Metals & Mining	1.8%
Electrical Equipment	1.7%
Food Products	1.7%
Diversified Consumer Services	1.6%
Automobile Components	1.5%
Energy Equipment & Services	1.4%
Marine Transportation	1.3%
Building Products	1.2%
Industry Classification	% of Net Assets
Electric Utilities	1.2%
Trading Companies & Distributors	1.2%
Passenger Airlines	1.2%
Media	1.2%
Specialized REITs	1.1%
Personal Care Products	1.1%
Office REITs	1.1%
Industrial REITs	1.0%
Containers & Packaging	0.9%
Diversified REITs	0.9%
Chemicals	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Life Sciences Tools & Services	0.8%
Professional Services	0.8%
Consumer Staples Distribution & Retail	0.8%
Communications Equipment	0.8%
Semiconductors & Semiconductor Equipment	0.7%
Retail REITs	0.7%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Hotels, Restaurants & Leisure	0.6%
Unaffiliated Exchange-Traded Funds	0.6%
Health Care Equipment & Supplies	0.6%
Others*	2.3%
106.0%
Liabilities in excess of other assets	(6.0)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R6
NASDAQ	TSVQX
CUSIP	875921777
MF232ER6

PGIM Core Bond Fund
Class A:
TPCAX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$66	0.65%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal tariffs on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following strategies contributed most to the Fund’s performance during the reporting period: overweights relative to the Index in the AAA non-agency commercial mortgage-backed securities (CMBS), AAA collateralized loan obligations (CLO), and US investment-grade corporate sectors; security selection in AAA CLOs, AAA non-agency CMBS, US Treasuries, asset-backed securities (ABS), and US investment-grade corporates; credit positioning in banking, aerospace & defense, and technology.
■
The following strategies detracted from performance during the period: duration positioning and security selection in MBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-0.07%	-1.75%	1.24%
Class A without sales charges	3.28%	-1.10%	1.58%
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 2,252,570,714
Number of fund holdings	1,292
Total advisory fees paid for the year	$ 5,750,030
Portfolio turnover rate for the year	121%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	32.7
AA	36.3
A	10.3
BBB	14.8
BB	1.8
B	0.3
Not Rated	4.7
Cash/Cash Equivalents	(0.8)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Effective April 7, 2025, the Fund’s investment strategy was revised to clarify that the Fund may invest up to 5% of its investable assets in below investment-grade securities. At this time, the Fund's principal risk disclosure was revised to include
“
Junk Bonds Risk
”
as a principal risk of the
Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	A
NASDAQ	TPCAX
CUSIP	875921769
MF226EA

PGIM Core Bond Fund
Class C:
TPCCX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$147	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal tariffs on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following strategies contributed most to the Fund’s performance during the reporting period: overweights relative to the Index in the AAA non-agency commercial mortgage-backed securities (CMBS), AAA collateralized loan obligations (CLO), and US investment-grade corporate sectors; security selection in AAA CLOs, AAA non-agency CMBS, US Treasuries, asset-backed securities (ABS), and US investment-grade corporates; credit positioning in banking, aerospace & defense, and technology.
■
The following strategies detracted from performance during the period: duration positioning and security selection in MBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	1.59%	-1.88%	0.80%
Class C without sales charges	2.58%	-1.88%	0.80%
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 2,252,570,714
Number of fund holdings	1,292
Total advisory fees paid for the year	$ 5,750,030
Portfolio turnover rate for the year	121%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	32.7
AA	36.3
A	10.3
BBB	14.8
BB	1.8
B	0.3
Not Rated	4.7
Cash/Cash Equivalents	(0.8)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Effective April 7, 2025, the Fund’s investment strategy was revised to clarify that the Fund may invest up to 5% of its investable assets in below investment-grade securities. At this time, the Fund's principal risk disclosure was revised to include
“
Junk Bonds Risk
”
as a principal risk of the
Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	C
NASDAQ	TPCCX
CUSIP	875921751
MF226EC

PGIM Core Bond Fund
Class R:
TPCRX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$96	0.95%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal tariffs on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following strategies contributed most to the Fund’s performance during the reporting period: overweights relative to the Index in the AAA non-agency commercial mortgage-backed securities (CMBS), AAA collateralized loan obligations (CLO), and US investment-grade corporate sectors; security selection in AAA CLOs, AAA non-agency CMBS, US Treasuries, asset-backed securities (ABS), and US investment-grade corporates; credit positioning in banking, aerospace & defense, and technology.
■
The following strategies detracted from performance during the period: duration positioning and security selection in MBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	3.09%	-1.39%	1.30%
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 2,252,570,714
Number of fund holdings	1,292
Total advisory fees paid for the year	$ 5,750,030
Portfolio turnover rate for the year	121%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	32.7
AA	36.3
A	10.3
BBB	14.8
BB	1.8
B	0.3
Not Rated	4.7
Cash/Cash Equivalents	(0.8)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Effective April 7, 2025, the Fund’s investment strategy was revised to clarify that the Fund may invest up to 5% of its investable assets in below investment-grade securities. At this time, the Fund's principal risk disclosure was revised to include
“
Junk Bonds Risk
”
as a principal risk of the
Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R
NASDAQ	TPCRX
CUSIP	875921736
MF226ER

PGIM Core Bond Fund
Class Z:
TAIBX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$34	0.33%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal tariffs on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following strategies contributed most to the Fund’s performance during the reporting period: overweights relative to the Index in the AAA non-agency commercial mortgage-backed securities (CMBS), AAA collateralized loan obligations (CLO), and US investment-grade corporate sectors; security selection in AAA CLOs, AAA non-agency CMBS, US Treasuries, asset-backed securities (ABS), and US investment-grade corporates; credit positioning in banking, aerospace & defense, and technology.
■
The following strategies detracted from performance during the period: duration positioning and security selection in MBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	3.61%	-0.80%	1.88%
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 2,252,570,714
Number of fund holdings	1,292
Total advisory fees paid for the year	$ 5,750,030
Portfolio turnover rate for the year	121%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	32.7
AA	36.3
A	10.3
BBB	14.8
BB	1.8
B	0.3
Not Rated	4.7
Cash/Cash Equivalents	(0.8)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Effective April 7, 2025, the Fund’s investment strategy was revised to clarify that the Fund may invest up to 5% of its investable assets in below investment-grade securities. At this time, the Fund's principal risk disclosure was revised to include
“
Junk Bonds Risk
”
as a principal risk of the
Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

ADDITIONAL
INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	Z
NASDAQ	TAIBX
CUSIP	875921801
MF226EZ

PGIM Core Bond Fund
Class R6:
TPCQX
ANNUAL SHAREHOLDER REPORT – July 31, 2025
This annual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of
August 1, 2024 to July 31, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$33	0.32%
WHAT
AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the US administration’s announcement of reciprocal tariffs on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE came in higher than expected for the reporting period. In addition, revisions to the non-farm payroll report in July 2025 revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve. (A yield curve is a line graph that illustrates the relationship between the yields and maturities of fixed income securities. It is created by plotting the yields of different maturities for the same type of bonds.)
■
The following strategies contributed most to the Fund’s performance during the reporting period: overweights relative to the Index in the AAA non-agency commercial mortgage-backed securities (CMBS), AAA collateralized loan obligations (CLO), and US investment-grade corporate sectors; security selection in AAA CLOs, AAA non-agency CMBS, US Treasuries, asset-backed securities (ABS), and US investment-grade corporates; credit positioning in banking, aerospace & defense, and technology.
■
The following strategies detracted from performance during the period: duration positioning and security selection in MBS.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of
taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2015 to July 31, 2025 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2025
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	3.74%	-0.76%	1.92%
Bloomberg US Aggregate Bond Index	3.38%	-1.07%	1.66%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2025?

Fund’s net assets	$ 2,252,570,714
Number of fund holdings	1,292
Total advisory fees paid for the year	$ 5,750,030
Portfolio turnover rate for the year	121%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2025?

Credit Quality expressed as a percentage of total investments as of 7/31/2025 (%)
AAA	32.7
AA	36.3
A	10.3
BBB	14.8
BB	1.8
B	0.3
Not Rated	4.7
Cash/Cash Equivalents	(0.8)
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2024:
■
Effective April 7, 2025, the Fund’s investment strategy was revised to clarify that the Fund may invest up to 5% of its investable assets in below investment-grade securities. At this time, the Fund's principal risk disclosure was revised to include
“
Junk Bonds Risk
”
as a principal risk of the
Fund.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 29, 2025 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets or by request at (800) 225-1852.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R6
NASDAQ	TPCQX
CUSIP	875921744
MF226ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, member of the Board’s Audit Committee is an “audit committee financial expert,” and that she is “independent,” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2025 and July 31, 2024, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $100,307 and $136,740, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(c)	Tax Fees

 For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2025 and July 31, 2024: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e) (2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2025	Fiscal Year Ended July 31, 2024
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2025 and July 31, 2024 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

THE TARGET PORTFOLIO TRUST

PGIM Quant Solutions Small-Cap Value Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Quant Solutions Small-Cap Value Fund	1
Notes to Financial Statements	25

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of July 31, 2025

Description	Shares	Value

LONG-TERM INVESTMENTS 100.0%

COMMON STOCKS 99.4%

Aerospace & Defense 0.4%

V2X, Inc.*	25,900	$1,227,142

Automobile Components 1.5%

Adient PLC*	51,400	1,102,016

American Axle & Manufacturing Holdings, Inc.*	253,200	1,126,740

Dana, Inc.	20,500	326,360

Garrett Motion, Inc. (Switzerland)	71,300	929,752

Goodyear Tire & Rubber Co. (The)*	47,700	490,356

Motorcar Parts of America, Inc.*	17,100	177,327

Standard Motor Products, Inc.	28,400	862,224

Visteon Corp.*	1,000	111,150

		5,125,925

Banks 17.4%

Ameris Bancorp	1,500	102,525

Associated Banc-Corp.	39,000	964,860

Axos Financial, Inc.*	33,200	2,866,820

Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	34,800	1,583,748

Bank OZK(a)	15,300	754,290

Bank7 Corp.	1,100	48,719

BankUnited, Inc.	78,300	2,855,601

BayCom Corp.	3,800	102,638

Business First Bancshares, Inc.	7,100	168,625

Byline Bancorp, Inc.	31,900	838,970

Cadence Bank	49,000	1,707,650

Camden National Corp.	2,800	105,588

Carter Bankshares, Inc.*	29,300	509,234

Cathay General Bancorp	7,200	325,584

Citizens Community Bancorp, Inc.	3,700	54,538

Civista Bancshares, Inc.	48,800	950,136

CNB Financial Corp.	63,899	1,466,482

Colony Bankcorp, Inc.	33,300	545,787

Columbia Banking System, Inc.	37,100	882,980

Community Trust Bancorp, Inc.	11,066	597,343

ConnectOne Bancorp, Inc.	61,500	1,416,345

Customers Bancorp, Inc.*	37,900	2,416,125

Eagle Bancorp Montana, Inc.	7,400	119,288

Enterprise Financial Services Corp.	25,000	1,379,750

Farmers National Banc Corp.	8,000	108,320

First Bancorp	4,300	215,387

First BanCorp. (Puerto Rico)	31,500	656,145

First Bank	11,700	174,330

First Business Financial Services, Inc.	6,000	285,720

First Financial Bancorp	105,551	2,558,556

First Financial Corp.	18,759	1,004,545

First Internet Bancorp	2,800	61,404

First Mid Bancshares, Inc.	8,600	326,542

FS Bancorp, Inc.	2,400	93,816

Fulton Financial Corp.	81,000	1,453,950

Hancock Whitney Corp.	54,100	3,230,852

Hanmi Financial Corp.	86,778	1,979,406

Heritage Commerce Corp.	12,400	114,700

Home Bancorp, Inc.	900	47,061

Hope Bancorp, Inc.	59,600	595,404

Horizon Bancorp, Inc.	23,031	356,750

Investar Holding Corp.	15,900	345,030

Mercantile Bank Corp.	4,000	182,760

Meridian Corp.	5,800	85,434

Metropolitan Bank Holding Corp.	10,800	761,832

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 1

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

Midland States Bancorp, Inc.	63,200	$1,071,872

Northeast Community Bancorp, Inc.	48,800	1,008,208

Northwest Bancshares, Inc.	171,900	2,011,230

OceanFirst Financial Corp.	16,600	278,548

OFG Bancorp (Puerto Rico)	43,800	1,866,756

Old Second Bancorp, Inc.	23,900	405,583

OP Bancorp	12,300	157,440

Origin Bancorp, Inc.	14,500	529,975

Parke Bancorp, Inc.	6,800	140,420

PCB Bancorp	8,100	165,564

Peapack-Gladstone Financial Corp.	42,379	1,079,817

Peoples Bancorp, Inc.	60,300	1,726,992

RBB Bancorp	15,100	273,461

S&T Bancorp, Inc.	21,563	790,068

Shore Bancshares, Inc.	103,600	1,606,836

Sierra Bancorp	2,000	58,640

SmartFinancial, Inc.	6,800	232,968

Southern Missouri Bancorp, Inc.	800	43,272

Third Coast Bancshares, Inc.*	57,900	2,179,935

TrustCo Bank Corp.	11,800	396,008

Trustmark Corp.	37,400	1,393,150

UMB Financial Corp.	2,500	274,975

Unity Bancorp, Inc.	2,800	137,508

Univest Financial Corp.	65,300	1,883,252

Valley National Bancorp(a)	144,400	1,338,588

Veritex Holdings, Inc.	52,300	1,658,956

WaFd, Inc.	29,900	870,240

		60,981,832

Biotechnology 2.7%

Agios Pharmaceuticals, Inc.*	4,600	171,212

Alkermes PLC*	38,000	1,006,620

BioCryst Pharmaceuticals, Inc.*	54,000	439,560

Catalyst Pharmaceuticals, Inc.*	33,400	712,422

CRISPR Therapeutics AG (Switzerland)*(a)	6,700	376,942

Cytokinetics, Inc.*	5,800	218,312

Design Therapeutics, Inc.*	54,200	209,754

Entrada Therapeutics, Inc.*	21,300	125,244

Exelixis, Inc.*	20,000	724,400

iTeos Therapeutics, Inc.*	12,100	122,694

MiMedx Group, Inc.*	21,900	157,461

Myriad Genetics, Inc.*	30,500	117,120

Novavax, Inc.*(a)	57,100	379,715

Organogenesis Holdings, Inc.*	96,000	443,520

PTC Therapeutics, Inc.*(a)	22,300	1,162,053

Puma Biotechnology, Inc.*	265,100	824,461

Rigel Pharmaceuticals, Inc.*	41,300	869,778

United Therapeutics Corp.*	2,900	796,630

Vaxcyte, Inc.*	10,500	356,475

Veracyte, Inc.*	12,300	289,173

		9,503,546

Building Products 1.2%

Janus International Group, Inc.*	47,600	407,932

Masterbrand, Inc.*	115,700	1,276,171

Resideo Technologies, Inc.*	96,700	2,639,910

		4,324,013

See Notes to Financial Statements.

2

Description	Shares	Value

COMMON STOCKS (Continued)

Capital Markets 0.4%

Artisan Partners Asset Management, Inc. (Class A Stock)	15,200	$687,800

Marex Group PLC (United Kingdom)	9,300	358,794

Virtus Investment Partners, Inc.	1,700	328,627

		1,375,221

Chemicals 0.9%

AdvanSix, Inc.	66,400	1,335,968

Avient Corp.	5,300	167,321

Core Molding Technologies, Inc.*	26,100	434,304

Mativ Holdings, Inc.	98,500	652,070

Perimeter Solutions, Inc.*	2,100	33,873

Rayonier Advanced Materials, Inc.*	64,100	246,144

Stepan Co.	3,700	187,849

		3,057,529

Commercial Services & Supplies 3.3%

BrightView Holdings, Inc.*	51,000	813,450

Cimpress PLC (Ireland)*(a)	28,800	1,592,928

CoreCivic, Inc.*	91,600	1,835,664

Deluxe Corp.	36,400	586,040

Healthcare Services Group, Inc.*	64,900	844,349

Interface, Inc.	121,600	2,507,392

OPENLANE, Inc.*	8,200	202,048

Pitney Bowes, Inc.	117,200	1,331,392

Steelcase, Inc. (Class A Stock)	168,100	1,736,473

Virco Mfg. Corp.	5,900	45,666

		11,495,402

Communications Equipment 0.8%

CommScope Holding Co., Inc.*	198,100	1,624,420

Digi International, Inc.*	21,500	701,115

NETGEAR, Inc.*	13,600	316,200

		2,641,735

Construction & Engineering 3.1%

Concrete Pumping Holdings, Inc.	16,800	114,744

Fluor Corp.*	60,000	3,406,200

Matrix Service Co.*	14,500	221,560

NWPX Infrastructure, Inc.*	33,200	1,387,096

Primoris Services Corp.	31,100	2,928,687

Tutor Perini Corp.*	46,100	2,219,715

Valmont Industries, Inc.	2,000	727,900

		11,005,902

Consumer Finance 1.8%

Atlanticus Holdings Corp.*	1,900	94,297

Bread Financial Holdings, Inc.	54,000	3,310,200

Enova International, Inc.*	1,700	177,752

Green Dot Corp. (Class A Stock)*	73,300	741,796

PRA Group, Inc.*	18,400	279,680

PROG Holdings, Inc.	47,400	1,509,216

Regional Management Corp.	4,300	142,932

		6,255,873

Consumer Staples Distribution & Retail 0.8%

Ingles Markets, Inc. (Class A Stock)	6,505	409,360

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 3

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Staples Distribution & Retail (cont’d.)

United Natural Foods, Inc.*	35,900	$992,276

Village Super Market, Inc. (Class A Stock)	40,400	1,389,760

		2,791,396

Containers & Packaging 0.9%

Ardagh Metal Packaging SA	65,600	259,776

Greif, Inc. (Class A Stock)(a)	35,200	2,232,736

O-I Glass, Inc.*	61,900	805,319

		3,297,831

Diversified Consumer Services 1.6%

ADT, Inc.	56,900	475,115

American Public Education, Inc.*	5,600	165,312

Graham Holdings Co. (Class B Stock)	2,000	1,908,360

Laureate Education, Inc. (Class A Stock)*	83,800	1,893,880

Perdoceo Education Corp.	37,500	1,079,250

Strategic Education, Inc.	2,300	170,534

		5,692,451

Diversified REITs 0.9%

Alexander & Baldwin, Inc.	63,400	1,139,932

American Assets Trust, Inc.	98,300	1,870,649

Armada Hoffler Properties, Inc.	7,900	53,957

Global Net Lease, Inc.	22,800	159,372

		3,223,910

Diversified Telecommunication Services 0.2%

IDT Corp. (Class B Stock)	9,100	536,081

Lumen Technologies, Inc.*	40,600	180,670

		716,751

Electric Utilities 1.2%

Genie Energy Ltd. (Class B Stock)	48,000	975,360

Hawaiian Electric Industries, Inc.*	38,200	409,504

Portland General Electric Co.	70,200	2,886,624

		4,271,488

Electrical Equipment 1.7%

Allient, Inc.	12,500	503,875

Atkore, Inc.	11,600	893,432

EnerSys	19,800	1,828,926

nVent Electric PLC	7,300	572,466

Preformed Line Products Co.	7,600	1,172,908

Sensata Technologies Holding PLC	31,800	978,168

		5,949,775

Electronic Equipment, Instruments & Components 3.8%

Benchmark Electronics, Inc.	51,000	1,963,500

Kimball Electronics, Inc.*	6,000	112,560

PC Connection, Inc.	18,600	1,145,574

Plexus Corp.*	11,800	1,504,500

Sanmina Corp.*	24,300	2,819,772

ScanSource, Inc.*	50,400	1,957,536

See Notes to Financial Statements.

4

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)

TTM Technologies, Inc.*	72,700	$3,435,075

Vontier Corp.	12,100	501,787

		13,440,304

Energy Equipment & Services 1.5%

Bristow Group, Inc.*	47,300	1,635,161

DMC Global, Inc.*	8,100	65,529

Liberty Energy, Inc.	14,400	177,696

Natural Gas Services Group, Inc.*	3,300	79,497

Oil States International, Inc.*	245,300	1,224,047

Patterson-UTI Energy, Inc.	86,500	511,215

Ranger Energy Services, Inc. (Class A Stock)	90,800	1,215,812

RPC, Inc.	34,500	160,425

		5,069,382

Entertainment 0.1%

Marcus Corp. (The)	29,700	486,189

Financial Services 2.6%

Banco Latinoamericano de Comercio Exterior SA (Panama) (Class E Stock)	22,400	895,104

Enact Holdings, Inc.	49,600	1,724,096

Federal Agricultural Mortgage Corp. (Class C Stock)	1,000	172,270

Jackson Financial, Inc. (Class A Stock)	40,900	3,581,204

MGIC Investment Corp.	15,700	406,630

NewtekOne, Inc.(a)	69,100	790,504

Pagseguro Digital Ltd. (Brazil) (Class A Stock)	15,600	122,148

Radian Group, Inc.	44,966	1,466,341

Voya Financial, Inc.	1,000	70,000

		9,228,297

Food Products 1.7%

Dole PLC	80,700	1,149,168

Fresh Del Monte Produce, Inc.	43,400	1,631,406

Mission Produce, Inc.*	124,100	1,531,394

Seneca Foods Corp. (Class A Stock)*	7,600	795,948

Smithfield Foods, Inc.	30,200	728,424

		5,836,340

Gas Utilities 2.2%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	64,700	2,525,888

New Jersey Resources Corp.	14,500	665,695

Northwest Natural Holding Co.	6,500	259,480

Southwest Gas Holdings, Inc.	40,800	3,188,112

Spire, Inc.	1,800	134,046

UGI Corp.	29,600	1,070,928

		7,844,149

Health Care Equipment & Supplies 0.6%

Embecta Corp.	130,200	1,322,832

ICU Medical, Inc.*	1,000	128,410

Inogen, Inc.*	25,000	157,750

Omnicell, Inc.*	6,500	201,565

QuidelOrtho Corp.*	6,000	138,120

		1,948,677

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 5

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.0%

AdaptHealth Corp.*	66,600	$ 597,402

Ardent Health, Inc.*	63,700	675,220

Aveanna Healthcare Holdings, Inc.*	133,800	531,186

Enhabit, Inc.*	19,800	133,056

LifeStance Health Group, Inc.*	29,300	116,614

National HealthCare Corp.	15,700	1,507,671

Pediatrix Medical Group, Inc.*	112,800	1,381,800

Tenet Healthcare Corp.*	7,400	1,193,472

Universal Health Services, Inc. (Class B Stock)	5,300	882,185

		7,018,606

Health Care REITs 0.1%

Global Medical REIT, Inc.	38,600	257,848

Hotel & Resort REITs 2.8%

Apple Hospitality REIT, Inc.	103,000	1,210,250

Braemar Hotels & Resorts, Inc.	88,700	195,140

DiamondRock Hospitality Co.	278,900	2,153,108

Pebblebrook Hotel Trust	138,700	1,391,161

RLJ Lodging Trust	265,100	1,961,740

Summit Hotel Properties, Inc.	159,500	832,590

Xenia Hotels & Resorts, Inc.	167,500	2,128,925

		9,872,914

Hotels, Restaurants & Leisure 0.6%

BJ’s Restaurants, Inc.*	19,300	683,799

Dine Brands Global, Inc.	13,800	312,018

El Pollo Loco Holdings, Inc.*	111,900	1,152,570

		2,148,387

Household Durables 0.3%

Cricut, Inc. (Class A Stock)	34,000	166,600

Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	82,521

Leggett & Platt, Inc.	80,600	769,730

Taylor Morrison Home Corp.*	3,100	183,768

		1,202,619

Household Products 0.1%

Central Garden & Pet Co. (Class A Stock)*	4,700	166,944

Industrial REITs 1.0%

Industrial Logistics Properties Trust	145,200	772,464

Innovative Industrial Properties, Inc.	9,900	511,830

LXP Industrial Trust	88,500	686,760

Plymouth Industrial REIT, Inc.	93,700	1,360,524

		3,331,578

Insurance 4.3%

Axis Capital Holdings Ltd.	8,400	788,256

CNO Financial Group, Inc.	49,500	1,823,580

Donegal Group, Inc. (Class A Stock)	17,600	301,840

Fidelis Insurance Holdings Ltd. (United Kingdom)	63,700	962,507

Genworth Financial, Inc. (Class A Stock)*	256,500	2,016,090

Greenlight Capital Re Ltd. (Class A Stock)*	13,000	169,000

Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	114,500	2,460,605

Heritage Insurance Holdings, Inc.*	65,400	1,379,286

Horace Mann Educators Corp.	2,200	93,566

See Notes to Financial Statements.

6

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)

Mercury General Corp.	21,100	$ 1,461,175

SiriusPoint Ltd. (Sweden)*	135,900	2,664,999

United Fire Group, Inc.	2,700	71,685

Universal Insurance Holdings, Inc.	31,800	751,752

		14,944,341

IT Services 0.1%

Information Services Group, Inc.	81,300	350,403

Leisure Products 0.1%

JAKKS Pacific, Inc.	12,800	226,688

Life Sciences Tools & Services 0.8%

10X Genomics, Inc. (Class A Stock)*	41,200	554,140

Azenta, Inc.*	9,700	317,190

Charles River Laboratories International, Inc.*	6,100	1,034,804

CryoPort, Inc.*	64,400	472,052

QIAGEN NV	4,600	226,964

Sotera Health Co.*	29,100	334,359

		2,939,509

Machinery 3.5%

Alamo Group, Inc.	3,300	734,514

Allison Transmission Holdings, Inc.	5,600	504,392

Astec Industries, Inc.	9,300	368,838

Douglas Dynamics, Inc.	32,100	918,060

Eastern Co. (The)	1,500	34,575

Enpro, Inc.	4,500	955,845

Greenbrier Cos., Inc. (The)	38,700	1,760,850

Kennametal, Inc.	97,800	2,421,528

L.B. Foster Co. (Class A Stock)*	2,000	47,000

Lindsay Corp.(a)	4,600	627,946

Mayville Engineering Co., Inc.*	17,700	296,829

Park-Ohio Holdings Corp.	2,500	41,000

REV Group, Inc.	27,500	1,362,625

Terex Corp.	1,500	76,290

Trinity Industries, Inc.	20,600	479,980

Worthington Enterprises, Inc.	27,500	1,704,175

		12,334,447

Marine Transportation 1.3%

Costamare Bulkers Holdings Ltd. (Monaco)*	16,180	145,620

Costamare, Inc. (Monaco)	186,400	1,880,776

Matson, Inc.	17,800	1,900,684

Pangaea Logistics Solutions Ltd.	145,800	710,046

		4,637,126

Media 1.2%

Advantage Solutions, Inc.*	134,500	184,265

EW Scripps Co. (The) (Class A Stock)*	143,100	427,869

Gray Media, Inc.	381,300	1,719,663

Nexstar Media Group, Inc.	3,600	673,596

TEGNA, Inc.	62,700	1,047,090

		4,052,483

Metals & Mining 1.8%

Alpha Metallurgical Resources, Inc.*	900	106,263

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 7

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining (cont’d.)

Coeur Mining, Inc.*	40,800	$354,552

Commercial Metals Co.	24,700	1,280,942

Constellium SE*	39,800	545,658

Kaiser Aluminum Corp.	8,800	680,328

Olympic Steel, Inc.	4,900	152,390

SSR Mining, Inc. (Canada)*	84,000	1,003,800

SunCoke Energy, Inc.	232,100	1,715,219

Worthington Steel, Inc.	12,300	375,396

		6,214,548

Mortgage Real Estate Investment Trusts (REITs) 0.7%

Advanced Flower Capital, Inc.	54,800	241,668

AG Mortgage Investment Trust, Inc.	141,900	1,072,764

Chimera Investment Corp.	62,333	833,392

Nexpoint Real Estate Finance, Inc.	7,000	96,600

TPG RE Finance Trust, Inc.	8,700	75,690

		2,320,114

Multi-Utilities 1.8%

Avista Corp.	64,800	2,417,040

Black Hills Corp.	13,600	785,808

Northwestern Energy Group, Inc.	57,100	3,066,270

		6,269,118

Office REITs 1.1%

City Office REIT, Inc.	96,400	669,016

COPT Defense Properties	29,600	807,488

Douglas Emmett, Inc.	22,000	333,520

Highwoods Properties, Inc.	11,100	322,011

Hudson Pacific Properties, Inc.*	12,600	30,870

Paramount Group, Inc.	176,700	1,081,404

Piedmont Realty Trust, Inc. (Class A Stock)	46,300	350,028

SL Green Realty Corp.	1,600	91,600

		3,685,937

Oil, Gas & Consumable Fuels 5.2%

Berry Corp.	357,000	1,078,140

California Resources Corp.	56,900	2,741,442

Civitas Resources, Inc.(a)	29,300	889,548

HighPeak Energy, Inc.(a)	18,700	186,439

Murphy Oil Corp.(a)	76,400	1,895,484

Northern Oil & Gas, Inc.	1,300	36,608

Par Pacific Holdings, Inc.*	41,100	1,289,718

Peabody Energy Corp.(a)	170,600	2,755,190

Riley Exploration Permian, Inc.	13,300	348,992

SandRidge Energy, Inc.	16,700	173,513

Scorpio Tankers, Inc. (Monaco)	9,700	438,537

SM Energy Co.(a)	33,100	913,229

Talos Energy, Inc.*	140,500	1,201,275

Teekay Corp. Ltd. (Bermuda)	287,000	2,066,400

Teekay Tankers Ltd. (Canada) (Class A Stock)	16,200	686,070

Vital Energy, Inc.*(a)	5,100	95,319

World Kinect Corp.(a)	50,700	1,382,589

		18,178,493

Passenger Airlines 1.2%

Allegiant Travel Co.*	7,100	366,644

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

Passenger Airlines (cont’d.)

SkyWest, Inc.*	21,568	$2,501,025

Sun Country Airlines Holdings, Inc.*	115,400	1,337,486

		4,205,155

Personal Care Products 1.1%

Herbalife Ltd.*	135,700	1,248,440

Nu Skin Enterprises, Inc. (Class A Stock)	267,000	2,237,460

USANA Health Sciences, Inc.*	9,600	282,144

		3,768,044

Pharmaceuticals 2.7%

Amneal Pharmaceuticals, Inc.*	262,500	2,052,750

Arvinas, Inc.*	16,500	122,760

Elanco Animal Health, Inc.*	6,500	88,920

Harmony Biosciences Holdings, Inc.*	14,900	524,182

Indivior PLC (United Kingdom)*	11,400	230,280

Innoviva, Inc.*	82,700	1,502,659

Pacira BioSciences, Inc.*	10,600	223,554

Phibro Animal Health Corp. (Class A Stock)	34,000	901,000

Prestige Consumer Healthcare, Inc.*	31,900	2,359,005

Supernus Pharmaceuticals, Inc.*	43,900	1,540,890

		9,546,000

Professional Services 0.8%

Conduent, Inc.*	348,900	928,074

Heidrick & Struggles International, Inc.	11,800	525,454

IBEX Holdings Ltd.*	46,800	1,383,876

		2,837,404

Real Estate Management & Development 1.9%

Anywhere Real Estate, Inc.*	50,200	231,924

Cushman & Wakefield PLC*	232,700	2,836,613

Jones Lang LaSalle, Inc.*	2,600	702,936

Newmark Group, Inc. (Class A Stock)	98,100	1,488,177

RE/MAX Holdings, Inc. (Class A Stock)*	193,500	1,488,015

		6,747,665

Retail REITs 0.7%

CBL & Associates Properties, Inc.	24,200	654,852

SITE Centers Corp.	171,400	1,845,978

		2,500,830

Semiconductors & Semiconductor Equipment 0.7%

Axcelis Technologies, Inc.*	13,000	879,970

Cirrus Logic, Inc.*	3,000	302,130

Diodes, Inc.*	3,800	187,606

MKS, Inc.	700	66,626

Photronics, Inc.*	43,500	885,660

Synaptics, Inc.*	3,300	206,910

		2,528,902

Software 2.4%

ACI Worldwide, Inc.*	18,000	766,080

Adeia, Inc.	21,000	271,950

Consensus Cloud Solutions, Inc.*(a)	75,900	1,531,662

Gen Digital, Inc.	2,500	73,725

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 9

Schedule of Investments (continued)

as of July 31, 2025

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)

MARA Holdings, Inc.*(a)	18,500	$297,480

Mitek Systems, Inc.*	36,600	330,132

NCR Voyix Corp.*	53,500	728,670

OneSpan, Inc.	117,700	1,736,075

Ooma, Inc.*	99,600	1,133,448

Verint Systems, Inc.*	74,300	1,581,104

		8,450,326

Specialized REITs 1.1%

EPR Properties	2,800	154,112

Outfront Media, Inc.(a)	33,019	578,823

PotlatchDeltic Corp.	4,300	175,827

Safehold, Inc.	87,795	1,228,252

Uniti Group, Inc.*	306,900	1,632,708

		3,769,722

Specialty Retail 2.0%

Advance Auto Parts, Inc.	3,800	201,666

Asbury Automotive Group, Inc.*	8,000	1,776,960

Haverty Furniture Cos., Inc.	8,500	175,355

ODP Corp. (The)*	84,000	1,498,560

Petco Health & Wellness Co., Inc.*	121,800	366,618

Sally Beauty Holdings, Inc.*	70,900	690,566

Sonic Automotive, Inc. (Class A Stock)	3,700	267,695

Urban Outfitters, Inc.*(a)	27,200	2,047,616

		7,025,036

Technology Hardware, Storage & Peripherals 0.4%

Immersion Corp.	204,100	1,422,577

Textiles, Apparel & Luxury Goods 0.9%

Carter’s, Inc.	5,700	138,168

Crocs, Inc.*(a)	5,600	558,488

G-III Apparel Group Ltd.*	34,800	821,280

Kontoor Brands, Inc.	14,700	818,202

Rocky Brands, Inc.	26,900	703,704

		3,039,842

Tobacco 0.2%

Universal Corp.	14,200	773,474

Trading Companies & Distributors 1.2%

BlueLinx Holdings, Inc.*	6,200	454,274

DNOW, Inc.*	133,600	2,078,816

DXP Enterprises, Inc.*	1,200	135,912

NPK International, Inc.*	66,200	597,124

Rush Enterprises, Inc. (Class A Stock)	17,800	963,692

		4,229,818

TOTAL COMMON STOCKS
(cost $330,778,771)		347,787,958

See Notes to Financial Statements.

10

Description	Shares	Value

UNAFFILIATED EXCHANGE-TRADED FUND 0.6%
iShares Russell 2000 Value ETF(a)
(cost $2,078,868)	13,200	$2,117,148

TOTAL LONG-TERM INVESTMENTS
(cost $332,857,639)		349,905,106

SHORT-TERM INVESTMENTS 6.0%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	214,447	214,447
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $20,699,305; includes $20,652,962 of cash collateral for securities on loan)(b)(wb)	20,714,373	20,699,873

TOTAL SHORT-TERM INVESTMENTS (cost $20,913,752)		20,914,320

TOTAL INVESTMENTS 106.0% (cost $353,771,391)		370,819,426

Liabilities in excess of other assets (6.0)%		(20,880,283)

NET ASSETS 100.0%		$349,939,143

Below is a list of the abbreviation(s) used in the annual report:

ETF—Exchange-Traded Fund

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $20,135,738; cash collateral of $20,652,962 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$1,227,142	$—	$—
Automobile Components	5,125,925	—	—
Banks	60,981,832	—	—
Biotechnology	9,503,546	—	—
Building Products	4,324,013	—	—
Capital Markets	1,375,221	—	—
Chemicals	3,057,529	—	—
Commercial Services & Supplies	11,495,402	—	—
Communications Equipment	2,641,735	—	—
Construction & Engineering	11,005,902	—	—
Consumer Finance	6,255,873	—	—
Consumer Staples Distribution & Retail	2,791,396	—	—
Containers & Packaging	3,297,831	—	—
Diversified Consumer Services	5,692,451	—	—
Diversified REITs	3,223,910	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 11

Schedule of Investments (continued)

as of July 31, 2025

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Diversified Telecommunication Services	$716,751	$—	$—
Electric Utilities	4,271,488	—	—
Electrical Equipment	5,949,775	—	—
Electronic Equipment, Instruments & Components	13,440,304	—	—
Energy Equipment & Services	5,069,382	—	—
Entertainment	486,189	—	—
Financial Services	9,228,297	—	—
Food Products	5,836,340	—	—
Gas Utilities	7,844,149	—	—
Health Care Equipment & Supplies	1,948,677	—	—
Health Care Providers & Services	7,018,606	—	—
Health Care REITs	257,848	—	—
Hotel & Resort REITs	9,872,914	—	—
Hotels, Restaurants & Leisure	2,148,387	—	—
Household Durables	1,202,619	—	—
Household Products	166,944	—	—
Industrial REITs	3,331,578	—	—
Insurance	14,944,341	—	—
IT Services	350,403	—	—
Leisure Products	226,688	—	—
Life Sciences Tools & Services	2,939,509	—	—
Machinery	12,334,447	—	—
Marine Transportation	4,637,126	—	—
Media	4,052,483	—	—
Metals & Mining	6,214,548	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,320,114	—	—
Multi-Utilities	6,269,118	—	—
Office REITs	3,685,937	—	—
Oil, Gas & Consumable Fuels	18,178,493	—	—
Passenger Airlines	4,205,155	—	—
Personal Care Products	3,768,044	—	—
Pharmaceuticals	9,546,000	—	—
Professional Services	2,837,404	—	—
Real Estate Management & Development	6,747,665	—	—
Retail REITs	2,500,830	—	—
Semiconductors & Semiconductor Equipment	2,528,902	—	—
Software	8,450,326	—	—
Specialized REITs	3,769,722	—	—
Specialty Retail	7,025,036	—	—
Technology Hardware, Storage & Peripherals	1,422,577	—	—
Textiles, Apparel & Luxury Goods	3,039,842	—	—
Tobacco	773,474	—	—
Trading Companies & Distributors	4,229,818	—	—
Unaffiliated Exchange-Traded Fund	2,117,148	—	—
Short-Term Investments
Affiliated Mutual Funds	20,914,320	—	—

Total	$370,819,426	$—	$—

See Notes to Financial Statements.

12

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

Banks	17.4%
Affiliated Mutual Funds (5.9% represents investments purchased with collateral from securities on loan)	6.0
Oil, Gas & Consumable Fuels	5.2
Insurance	4.3
Electronic Equipment, Instruments & Components	3.8
Machinery	3.5
Commercial Services & Supplies	3.3
Construction & Engineering	3.1
Hotel & Resort REITs	2.8
Pharmaceuticals	2.7
Biotechnology	2.7
Financial Services	2.6
Software	2.4
Gas Utilities	2.2
Specialty Retail	2.0
Health Care Providers & Services	2.0
Real Estate Management & Development	1.9
Multi-Utilities	1.8
Consumer Finance	1.8
Metals & Mining	1.8
Electrical Equipment	1.7
Food Products	1.7
Diversified Consumer Services	1.6
Automobile Components	1.5
Energy Equipment & Services	1.5
Marine Transportation	1.3
Building Products	1.2
Electric Utilities	1.2
Trading Companies & Distributors	1.2
Passenger Airlines	1.2
Media	1.2
Specialized REITs	1.1

Personal Care Products	1.1%
Office REITs	1.1
Industrial REITs	1.0
Containers & Packaging	0.9
Diversified REITs	0.9
Chemicals	0.9
Textiles, Apparel & Luxury Goods	0.9
Life Sciences Tools & Services	0.8
Professional Services	0.8
Consumer Staples Distribution & Retail	0.8
Communications Equipment	0.8
Semiconductors & Semiconductor Equipment	0.7
Retail REITs	0.7
Mortgage Real Estate Investment Trusts (REITs)	0.7
Hotels, Restaurants & Leisure	0.6
Health Care Equipment & Supplies	0.6
Unaffiliated Exchange-Traded Fund	0.6
Technology Hardware, Storage & Peripherals	0.4
Capital Markets	0.4
Aerospace & Defense	0.4
Household Durables	0.3
Tobacco	0.2
Diversified Telecommunication Services	0.2
Entertainment	0.1
IT Services	0.1
Health Care REITs	0.1
Leisure Products	0.1
Household Products	0.1

106.0
Liabilities in excess of other assets	(6.0)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$20,135,738	$(20,135,738)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 13

Statement of Assets and Liabilities

as of July 31, 2025

Assets
Investments at value, including securities on loan of $20,135,738:
Unaffiliated investments (cost $332,857,639)	$349,905,106
Affiliated investments (cost $20,913,752)	20,914,320
Receivable for Fund shares sold	227,422
Dividends receivable	129,512
Tax reclaim receivable	1,390
Prepaid expenses and other assets	2,466

Total Assets	371,180,216

Liabilities
Payable to broker for collateral for securities on loan	20,652,962
Payable for Fund shares purchased	179,720
Management fee payable	179,083
Accrued expenses and other liabilities	155,147
Distribution fee payable	60,219
Affiliated transfer agent fee payable	12,849
Trustees’ fees payable	1,093

Total Liabilities	21,241,073

Net Assets	$349,939,143

Net assets were comprised of:
Shares of beneficial interest, at par	$21,267
Paid-in capital in excess of par	344,500,798
Total distributable earnings (loss)	5,417,078

Net assets, July 31, 2025	$349,939,143

See Notes to Financial Statements.

14

Class A

Net asset value, redemption price per share,
($85,339,362 ÷ 5,155,178 shares of beneficial interest issued and outstanding)	$16.55
Maximum sales charge (5.50% of offering price)	0.96

Maximum offering price to public	$17.51

Class C

Net asset value, offering price and redemption price per share,
($875,023 ÷ 53,556 shares of beneficial interest issued and outstanding)	$16.34

Class R

Net asset value, offering price and redemption price per share,
($93,380,533 ÷ 5,774,587 shares of beneficial interest issued and outstanding)	$16.17

Class Z

Net asset value, offering price and redemption price per share,
($125,197,839 ÷ 7,563,055 shares of beneficial interest issued and outstanding)	$16.55

Class R2

Net asset value, offering price and redemption price per share,
($79,160 ÷ 4,793 shares of beneficial interest issued and outstanding)	$16.52

Class R4

Net asset value, offering price and redemption price per share,
($13,878 ÷ 837 shares of beneficial interest issued and outstanding)	$16.58

Class R6

Net asset value, offering price and redemption price per share,
($45,053,348 ÷ 2,715,309 shares of beneficial interest issued and outstanding)	$16.59

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 15

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $4,749 foreign withholding tax)	$7,701,927
Affiliated dividend income	35,081
Income from securities lending, net (including affiliated income of $25,211)	25,920

Total income	7,762,928

Expenses
Management fee	2,227,955
Distribution fee(a)	1,017,192
Shareholder servicing fees(a)	134
Transfer agent’s fees and expenses (including affiliated expense of $81,038)(a)	455,025
Shareholders’ reports	66,566
Custodian and accounting fees	66,408
Registration fees(a)	60,295
Professional fees	38,399
Audit fee	27,461
Trustees’ fees	14,400
Miscellaneous	47,474

Total expenses	4,021,309
Less: Fee waiver and/or expense reimbursement(a)	(47,219)
Distribution fee waiver(a)	(288,820)

Net expenses	3,685,270

Net investment income (loss)	4,077,658

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $36,365)	5,509,708
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(36,212))	(37,821,574)

Net gain (loss) on investment transactions	(32,311,866)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(28,234,208)

(a) Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	277,069	11,877	727,927	—	319	—	—
Shareholder servicing fees	—	—	—	—	134	—	—
Transfer agent’s fees and expenses	156,527	6,602	144,501	141,090	448	50	5,807
Registration fees	11,297	6,508	8,911	12,457	4,894	4,893	11,335
Fee waiver and/or expense reimbursement	(9,235)	(119)	(9,706)	(11,245)	(5,192)	(4,909)	(6,813)
Distribution fee waiver	(46,178)	—	(242,642)	—	—	—	—

See Notes to Financial Statements.

16

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$4,077,658	$6,929,367
Net realized gain (loss) on investment transactions	5,509,708	39,235,296
Net change in unrealized appreciation (depreciation) on investments	(37,821,574)	18,782,247

Net increase (decrease) in net assets resulting from operations	(28,234,208)	64,946,910

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,799,589)	(3,211,149)
Class C	(149,933)	(33,875)
Class R	(12,225,022)	(3,288,576)
Class Z	(16,913,464)	(3,187,744)
Class R2	(24,829)	(3,352)
Class R4	(1,745)	(517)
Class R6	(6,511,303)	(4,032,077)

	(47,625,885)	(13,757,290)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	97,348,825	57,491,952
Net asset value of shares issued in reinvestment of dividends and distributions	46,980,708	13,559,378
Cost of shares purchased	(149,378,187)	(110,559,110)

Net increase (decrease) in net assets from Fund share transactions	(5,048,654)	(39,507,780)

Total increase (decrease)	(80,908,747)	11,681,840

Net Assets:

Beginning of year	430,847,890	419,166,050

End of year	$349,939,143	$430,847,890

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 17

Financial Highlights

Class A Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.06	$17.66	$21.09	$20.70	$11.39
Income (loss) from investment operations:
Net investment income (loss)	0.17	0.28	0.33	0.27	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	2.69	(0.25)	0.38	9.31
Total from investment operations	(1.18)	2.97	0.08	0.65	9.47
Less Dividends and Distributions:
Dividends from net investment income	(0.23)	(0.41)	(0.39)	(0.26)	(0.16)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.33)	(0.57)	(3.51)	(0.26)	(0.16)
Net asset value, end of year	$16.55	$20.06	$17.66	$21.09	$20.70
Total Return(b):	(6.73)%	17.23%	2.02%	3.17%	83.49%

Ratios/Supplemental Data:
Net assets, end of year (000)	$85,339	$106,910	$103,703	$117,179	$123,223
Average net assets (000)	$92,356	$97,614	$103,993	$123,533	$103,593
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.09%	1.10%	1.13%	1.09%	1.11%
Expenses before waivers and/or expense reimbursement	1.15%	1.16%	1.19%	1.15%	1.17%
Net investment income (loss)	1.00%	1.63%	1.91%	1.25%	0.95%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class C Shares
	Year Ended July 31,
	2025		2024	2023		2022		2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.90		$17.56	$21.00		$20.63		$11.39
Income (loss) from investment operations:
Net investment income (loss)	(0.11	)(b)	0.05	0.11	(b)	(-	)(b)(c)	- (c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)		2.64	(0.27	)(d)	0.39		9.27
Total from investment operations	(1.46)		2.69	(0.16)		0.39		9.27
Less Dividends and Distributions:
Dividends from net investment income	-		(0.19)	(0.16)		(0.02)		(0.03)
Distributions from net realized gains	(2.10)		(0.16)	(3.12)		-		-
Total dividends and distributions	(2.10)		(0.35)	(3.28)		(0.02)		(0.03)
Net asset value, end of year	$16.34		$19.90	$17.56		$21.00		$20.63
Total Return(e):	(8.23)%		15.56%	0.70%		1.89%		81.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$875		$1,612	$2,057		$2,685		$3,138
Average net assets (000)	$1,188		$1,659	$2,311		$3,025		$6,774
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	2.76%		2.49%	2.46%		2.36%		2.19%
Expenses before waivers and/or expense reimbursement	2.77%		2.50%	2.47%		2.37%		2.20%
Net investment income (loss)	(0.65)%		0.30%	0.61%		(0.01)%		0.01%
Portfolio turnover rate(g)	122%		78%	75%		62%		63%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 19

Financial Highlights (continued)

Class R Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$19.66	$17.32	$20.75	$20.37	$11.23
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.25	0.30	0.22	0.14
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.32)	2.64	(0.26)	0.38	9.15
Total from investment operations	(1.19)	2.89	0.04	0.60	9.29
Less Dividends and Distributions:
Dividends from net investment income	(0.20)	(0.39)	(0.35)	(0.22)	(0.15)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.30)	(0.55)	(3.47)	(0.22)	(0.15)
Net asset value, end of year	$16.17	$19.66	$17.32	$20.75	$20.37
Total Return(b):	(6.92)%	17.06%	1.83%	2.93%	83.14%

Ratios/Supplemental Data:
Net assets, end of year (000)	$93,381	$114,603	$112,225	$113,963	$135,981
Average net assets (000)	$97,057	$101,985	$104,012	$131,067	$137,399
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.32%	1.26%	1.30%	1.29%	1.28%
Expenses before waivers and/or expense reimbursement	1.58%	1.52%	1.56%	1.55%	1.54%
Net investment income (loss)	0.77%	1.46%	1.73%	1.05%	0.88%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Class Z Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.06	$17.66	$21.09	$20.70	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.34	0.40	0.33	0.23
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.33)	2.69	(0.26)	0.38	9.29
Total from investment operations	(1.12)	3.03	0.14	0.71	9.52
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.47)	(0.45)	(0.32)	(0.22)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.39)	(0.63)	(3.57)	(0.32)	(0.22)
Net asset value, end of year	$16.55	$20.06	$17.66	$21.09	$20.70
Total Return(b):	(6.45)%	17.56%	2.38%	3.42%	84.07%

Ratios/Supplemental Data:
Net assets, end of year (000)	$125,198	$89,854	$99,147	$136,495	$177,808
Average net assets (000)	$112,447	$87,277	$110,217	$165,086	$199,626
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	0.79%	0.82%	0.79%	0.77%
Expenses before waivers and/or expense reimbursement	0.81%	0.80%	0.83%	0.80%	0.78%
Net investment income (loss)	1.23%	1.96%	2.25%	1.56%	1.34%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 21

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.01	$17.63	$21.05	$20.65	$11.38
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.26	0.19	0.28	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.36)	2.69	(0.11)	0.37	9.25
Total from investment operations	(1.17)	2.95	0.08	0.65	9.44
Less Dividends and Distributions:
Dividends from net investment income	(0.22)	(0.41)	(0.38)	(0.25)	(0.17)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.32)	(0.57)	(3.50)	(0.25)	(0.17)
Net asset value, end of year	$16.52	$20.01	$17.63	$21.05	$20.65
Total Return(b):	(6.71)%	17.13%	2.03%	3.11%	83.38%

Ratios/Supplemental Data:
Net assets, end of year (000)	$79	$168	$102	$73	$157
Average net assets (000)	$128	$108	$88	$154	$192
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	1.14%	1.14%	1.14%	1.14%
Expenses before waivers and/or expense reimbursement	5.21%	5.95%	6.57%	5.21%	5.24%
Net investment income (loss)	1.08%	1.48%	1.12%	1.30%	1.21%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

22

Class R4 Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.08	$17.68	$21.10	$20.71	$11.40
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.32	0.37	0.37	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.35)	2.69	(0.24)	0.32	9.20
Total from investment operations	(1.14)	3.01	0.13	0.69	9.51
Less Dividends and Distributions:
Dividends from net investment income	(0.26)	(0.45)	(0.43)	(0.30)	(0.20)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.36)	(0.61)	(3.55)	(0.30)	(0.20)
Net asset value, end of year	$16.58	$20.08	$17.68	$21.10	$20.71
Total Return(b):	(6.52)%	17.44%	2.31%	3.29%	83.98%

Ratios/Supplemental Data:
Net assets, end of year (000)	$14	$18	$15	$14	$245
Average net assets (000)	$14	$15	$13	$41	$237
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	35.92%	34.32%	36.45%	15.86%	4.13%
Net investment income (loss)	1.20%	1.81%	2.10%	1.78%	2.21%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 23

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2025	2024	2023	2022	2021

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$20.09	$17.69	$21.13	$20.73	$11.41
Income (loss) from investment operations:
Net investment income (loss)	0.27	0.35	0.41	0.37	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.37)	2.70	(0.26)	0.38	9.31
Total from investment operations	(1.10)	3.05	0.15	0.75	9.55
Less Dividends and Distributions:
Dividends from net investment income	(0.30)	(0.49)	(0.47)	(0.35)	(0.23)
Distributions from net realized gains	(2.10)	(0.16)	(3.12)	-	-
Total dividends and distributions	(2.40)	(0.65)	(3.59)	(0.35)	(0.23)
Net asset value, end of year	$16.59	$20.09	$17.69	$21.13	$20.73
Total Return(b):	(6.31)%	17.67%	2.48%	3.58%	84.26%

Ratios/Supplemental Data:
Net assets, end of year (000)	$45,053	$117,684	$101,918	$123,662	$226,506
Average net assets (000)	$68,136	$105,401	$99,623	$143,522	$209,675
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.67%	0.66%
Expenses before waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.67%	0.66%
Net investment income (loss)	1.50%	2.02%	2.35%	1.74%	1.46%
Portfolio turnover rate(d)	122%	78%	75%	62%	63%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

24

Notes to Financial Statements

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Small-Cap Value Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is above average capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

PGIM Quant Solutions Small-Cap Value Fund 25

Notes to Financial Statements (continued)

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

26

Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “Subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $2 billion;	0.60%
0.575% of average daily net assets over $2 billion.

The Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund through November 30, 2026, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2026, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in

PGIM Quant Solutions Small-Cap Value Fund 27

Notes to Financial Statements (continued)

effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	—%

C	—

R	—

Z	—

R2	1.14

R4	0.89

R6	—

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2026 to reduce such fees of certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

The Fund’s annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

A	0.30%	0.25%	N/A%

C	1.00	1.00	N/A

R	0.75	0.50	N/A

Z	N/A	N/A	N/A

R2	0.25	0.25	0.10

R4	N/A	N/A	0.10

R6	N/A	N/A	N/A

For the year ended July 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$12,603	$100
C	—	160

PGIM Investments, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS, an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money

28

Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$454,581,150	$503,172,537

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)

$ 1,783,002	$43,874,968	$45,443,523	$—	$—	$214,447	214,447	$35,081	$—

PGIM Institutional Money Market Fund (7-day effective yield 4.528%)(b)(wb)

34,165,261	192,524,717	205,990,258	(36,212)	36,365	20,699,873	20,714,373	25,211(1)	—

$35,948,263	$236,399,685	$251,433,781	$(36,212)	$36,365	$20,914,320		$60,292	$—

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the tax year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$13,757,290	$—	$—	$13,757,290

For the tax year ended October 31, 2023, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions

$24,304,751	$52,502,241	$—	$76,806,992

PGIM Quant Solutions Small-Cap Value Fund 29

Notes to Financial Statements (continued)

For the latest tax year ended October 31, 2024, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains

$19,340,154	$25,336,539

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

$358,383,907	$42,467,376	$(30,031,857)	$12,435,519

The difference between GAAP and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2024 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	62,083	0.8%

R2	824	17.2

R4	837	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	6	79.4

30

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2025:
Shares sold	113,770	$1,958,673
Shares issued in reinvestment of dividends and distributions	651,128	11,629,141
Shares purchased	(920,178)	(15,875,003)
Net increase (decrease) in shares outstanding before conversion	(155,280)	(2,287,189)
Shares issued upon conversion from other share class(es)	18,938	306,639
Shares purchased upon conversion into other share class(es)	(38,442)	(678,330)
Net increase (decrease) in shares outstanding	(174,784)	$(2,658,880)

Year ended July 31, 2024:
Shares sold	139,967	$2,474,838
Shares issued in reinvestment of dividends and distributions	176,498	3,164,603
Shares purchased	(841,775)	(14,673,953)
Net increase (decrease) in shares outstanding before conversion	(525,310)	(9,034,512)
Shares issued upon conversion from other share class(es)	20,461	369,803
Shares purchased upon conversion into other share class(es)	(37,405)	(662,340)
Net increase (decrease) in shares outstanding	(542,254)	$(9,327,049)

Class C
Year ended July 31, 2025:
Shares sold	2,819	$48,050
Shares issued in reinvestment of dividends and distributions	8,264	147,257
Shares purchased	(21,684)	(367,429)
Net increase (decrease) in shares outstanding before conversion	(10,601)	(172,122)
Shares purchased upon conversion into other share class(es)	(16,822)	(272,962)
Net increase (decrease) in shares outstanding	(27,423)	$(445,084)

Year ended July 31, 2024:
Shares sold	6,273	$107,810
Shares issued in reinvestment of dividends and distributions	1,859	33,351
Shares purchased	(25,713)	(429,476)
Net increase (decrease) in shares outstanding before conversion	(17,581)	(288,315)
Shares purchased upon conversion into other share class(es)	(18,601)	(334,613)
Net increase (decrease) in shares outstanding	(36,182)	$(622,928)

Class R
Year ended July 31, 2025:
Shares sold	462,982	$7,310,112
Shares issued in reinvestment of dividends and distributions	699,372	12,225,022
Shares purchased	(1,217,121)	(20,926,064)
Net increase (decrease) in shares outstanding	(54,767)	$(1,390,930)

Year ended July 31, 2024:
Shares sold	658,291	$11,459,934
Shares issued in reinvestment of dividends and distributions	186,851	3,288,576
Shares purchased	(1,493,541)	(25,544,215)
Net increase (decrease) in shares outstanding	(648,399)	$(10,795,705)

Class Z

Year ended July 31, 2025:
Shares sold	4,110,757	$80,223,621
Shares issued in reinvestment of dividends and distributions	945,137	16,851,799
Shares purchased	(2,462,860)	(42,669,419)
Net increase (decrease) in shares outstanding before conversion	2,593,034	54,406,001
Shares issued upon conversion from other share class(es)	498,864	10,252,343
Shares purchased upon conversion into other share class(es)	(8,122)	(141,720)
Net increase (decrease) in shares outstanding	3,083,776	$64,516,624

PGIM Quant Solutions Small-Cap Value Fund 31

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	727,735	$12,774,296
Shares issued in reinvestment of dividends and distributions	177,138	3,170,771
Shares purchased	(2,056,775)	(35,523,094)
Net increase (decrease) in shares outstanding before conversion	(1,151,902)	(19,578,027)
Shares issued upon conversion from other share class(es)	24,396	431,935
Shares purchased upon conversion into other share class(es)	(8,618)	(147,687)
Net increase (decrease) in shares outstanding	(1,136,124)	$(19,293,779)

Class R2

Year ended July 31, 2025:
Shares sold	2,975	$55,380
Shares issued in reinvestment of dividends and distributions	1,393	24,829
Shares purchased	(7,962)	(131,992)
Net increase (decrease) in shares outstanding	(3,594)	$(51,783)

Year ended July 31, 2024:
Shares sold	3,932	$71,372
Shares issued in reinvestment of dividends and distributions	187	3,352
Shares purchased	(1,503)	(26,402)
Net increase (decrease) in shares outstanding	2,616	$48,322

Class R4

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	98	$1,745
Shares purchased	(136)	(2,625)
Net increase (decrease) in shares outstanding	(38)	$(880)

Year ended July 31, 2024:
Shares sold	— **	$1
Shares issued in reinvestment of dividends and distributions	29	517
Shares purchased	(1)	(26)
Net increase (decrease) in shares outstanding	28	$492

Class R6

Year ended July 31, 2025:
Shares sold	425,451	$7,752,989
Shares issued in reinvestment of dividends and distributions	341,597	6,100,915
Shares purchased	(3,454,617)	(69,405,655)
Net increase (decrease) in shares outstanding before conversion	(2,687,569)	(55,551,751)
Shares issued upon conversion from other share class(es)	12,657	229,762
Shares purchased upon conversion into other share class(es)	(466,300)	(9,695,732)
Net increase (decrease) in shares outstanding	(3,141,212)	$(65,017,721)

Year ended July 31, 2024:
Shares sold	1,788,861	$30,603,701
Shares issued in reinvestment of dividends and distributions	217,534	3,898,208
Shares purchased	(1,931,240)	(34,361,944)
Net increase (decrease) in shares outstanding before conversion	75,155	139,965
Shares issued upon conversion from other share class(es)	19,671	343,468
Shares purchased upon conversion into other share class(es)	(34)	(566)
Net increase (decrease) in shares outstanding	94,792	$482,867

**	Less than 1 share.

32

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the year ended July 31, 2025. The average daily balance for the 32 days that the Fund had loans outstanding during the period was approximately $759,094, borrowed at a weighted average interest rate of 5.97%. The maximum loan outstanding amount during the period was $4,337,000. At July 31, 2025, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends

PGIM Quant Solutions Small-Cap Value Fund 33

Notes to Financial Statements (continued)

affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance. markets could adversely affect issuers worldwide.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

34

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: At times, the Fund may have a significant portion of its assets invested in the same economic sector, including the financial and industrials sectors. Issuers in the same economic sector may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

PGIM Quant Solutions Small-Cap Value Fund 35

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Target Portfolio Trust and Shareholders of PGIM Quant Solutions Small-Cap Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Quant Solutions Small-Cap Value Fund (one of the funds constituting The Target Portfolio Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

September 18, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

36

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Small-Cap Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the

1  PGIM Quant Solutions Small-Cap Value Fund is a series of The Target Portfolio Trust.

PGIM Quant Solutions Small-Cap Value Fund

Approval of Advisory Agreements (continued)

performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Visit our website at pgim.com/investments

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	3rd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three- and five-year periods and underperformed over the other periods.
•

The Board considered PGIM Investments’ assertion that effective year-end 2024 the portfolio management team implemented enhancements to the Fund’s value equity stock selection model that PGIM Investments expects will improve performance.

•

The Board also considered that the Fund performed in line with its benchmark index for the fourth quarter of 2024 and that, on a gross basis, the Fund outperformed its benchmark index for the three-, five- and ten-year periods ended December 31, 2024.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual waiver of up to 0.01% to the extent that the Fund’s annual operating expenses and acquired fund fees and expenses (exclusive of certain fees and expenses) exceed 0.68% through November 30, 2025.

•

The Board and PGIM Investments also agreed to continue the Fund’s existing expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the total annual fund operating expenses to exceed 1.14% for Class R2 shares and 0.89% for Class R4 shares through November 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Small-Cap Value Fund

THE TARGET PORTFOLIO TRUST

PGIM Core Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2025

Table of Contents	Financial Statements and Other Information	July 31, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM Core Bond Fund	1
Notes to Financial Statements	50

Other Information - Form N-CSR Items 8-11

Schedule of Investments

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.6%

ASSET-BACKED SECURITIES 18.9%

Automobiles 6.1%

AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	571	$566,085
Series 2021-03, Class C	1.410	08/18/27	1,400	1,378,241
Series 2023-01, Class C	5.800	12/18/28	2,100	2,135,937
Series 2023-02, Class C	6.000	07/18/29	900	923,897
ARI Fleet Lease Trust,
Series 2025-B, Class A2, 144A	4.590	03/15/34	7,200	7,208,232
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,650,958
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,732,534
Series 2023-01A, Class A, 144A	5.250	04/20/29	6,600	6,706,709
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,809,104
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,944,215
Series 2024-03A, Class A, 144A	5.230	12/20/30	1,800	1,835,441
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	1,198	1,215,610
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	465	471,852
CarMax Auto Owner Trust,
Series 2021-04, Class C	1.380	07/15/27	800	789,181
Series 2022-01, Class C	2.200	11/15/27	1,300	1,277,826
Series 2022-01, Class D	2.470	07/17/28	600	589,970
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A	5.520	05/15/36	952	961,354
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A	4.500	04/20/28	2,200	2,202,027
Ford Credit Auto Owner Trust,
Series 2021-01, Class B, 144A	1.610	10/17/33	630	615,538
Series 2021-02, Class B, 144A	1.910	05/15/34	600	578,890
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,248,452
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,869,969
Ford Credit Floorplan Master Owner Trust,
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,682,880
Series 2025-01, Class A1	4.630	04/15/30	5,700	5,739,769
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,130,420
Series 2023-04, Class C	6.410	05/16/29	700	721,163
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	193,022
Series 2023-02, Class A, 144A	5.770	08/11/36	500	521,685
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,650,572
Series 2024-02, Class A, 144A	4.520	03/11/37	7,000	7,023,978
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	4,400	4,435,061
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	538	536,831
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,662,874
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,830,809
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,415,885
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C	5.090	05/15/30	800	802,853
Series 2023-03, Class C	5.770	11/15/30	1,500	1,524,161
Series 2023-04, Class C	6.040	12/15/31	2,500	2,562,967
Series 2023-06, Class B	5.980	04/16/29	1,100	1,115,668
Series 2023-06, Class C	6.400	03/17/31	300	309,021
Series 2024-02, Class C	5.840	06/17/30	1,000	1,021,252
Series 2024-04, Class C	4.950	04/15/30	3,400	3,417,041
Series 2024-05, Class C	4.780	01/15/31	3,000	2,999,004
Series 2025-01, Class C	5.040	03/17/31	6,500	6,553,402
Series 2025-03, Class C	4.680	09/15/31	3,800	3,790,965

See Notes to Financial Statements.

PGIM Core Bond Fund 1

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710%	01/22/30	300	$305,656
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	511,413
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A	4.650	05/25/38	5,400	5,444,563
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A	4.630	01/15/31	2,400	2,397,317
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	2,055	2,066,166
Series 2024-01A, Class A1, 144A	5.490	02/18/39	2,346	2,365,254
Series 2025-02A, Class A1, 144A	4.410	05/18/40	5,600	5,590,813
World Omni Select Auto Trust,
Series 2021-A, Class C	1.090	11/15/27	353	351,029

				138,385,516

Collateralized Loan Obligations 10.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.862(c)	07/22/37	10,000	10,044,805
Ares Loan Funding Ltd. (Cayman Islands),
Series 2025-ALF9A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.420(c)	03/31/38	10,500	10,498,068
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.661(c)	07/18/30	129	128,759
Series 2015-09A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	5.679(c)	07/15/31	2,756	2,756,285
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.750(c)	01/25/35	400	400,469
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.730(c)	04/24/34	5,500	5,507,780
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	5.707(c)	07/20/34	7,000	7,000,000
Series 2021-05A, Class A1R, 144A	0.000(c)	03/31/38	7,000	7,000,763
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.767(c)	07/20/34	8,500	8,521,715
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.695(c)	10/20/37	14,750	14,799,620
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	5.945(c)	04/20/37	10,000	10,038,227
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.675(c)	10/20/37	14,750	14,795,309
Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.424(c)	04/17/38	11,000	10,989,161
Generate CLO Ltd. (Cayman Islands),
Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.705(c)	01/20/38	14,750	14,806,883
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.605(c)	04/26/31	111	110,706
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.759(c)	01/15/31	122	122,602
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	5.527(c)	10/21/30	6,107	6,109,187
Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	5.509(c)	03/25/38	11,230	11,226,103
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	5.699(c)	07/15/31	233	233,493
Northwoods Capital Ltd. (Cayman Islands),
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	5.910(c)	01/25/32	1,463	1,464,783
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	5.862(c)	10/13/31	2,561	2,568,023
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	5.731(c)	06/20/34	6,500	6,509,757
Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	5.747(c)	04/20/34	9,750	9,765,805
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	5.617(c)	04/20/31	396	396,140
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	6.115(c)	01/20/37	4,750	4,768,178

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	5.645%(c)	01/26/31	201	$200,529
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.749(c)	07/15/34	2,200	2,205,203
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 0.000%)	5.464(c)	10/29/34	7,500	7,507,500
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	5.400(c)	04/24/38	10,000	9,990,482
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1R, 144A, 3 Month SOFR + 1.570% (Cap N/A, Floor 1.570%)	5.895(c)	07/20/37	12,000	12,056,710
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	6.195(c)	01/20/36	10,500	10,545,589
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.518(c)	07/15/34	5,500	5,530,024
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.492(c)	02/25/38	10,500	10,507,764
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	5.789(c)	10/15/30	53	53,407
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.657(c)	01/20/31	191	191,373
Wellfleet CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	5.518(c)	04/15/33	9,731	9,740,234

				229,091,436

Consumer Loans 1.6%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A	5.610	02/15/29	6,300	6,320,892
Series 2024-X02, Class A, 144A	5.220	12/17/29	2,009	2,009,081
Affirm Master Trust,
Series 2025-02A, Class A, 144A	4.670	07/15/33	5,100	5,098,849
GreenSky Home Improvement Issuer Trust,
Series 2025-02A, Class A2, 144A	4.930	06/25/60	1,500	1,502,768
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A	5.880	06/25/59	263	264,464
Onemain Financial Issuance Trust,
Series 2025-01A, Class A, 144A	4.820	07/14/38	9,100	9,117,424
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,539,684
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	5.099(c)	06/16/36	2,800	2,800,532
Series 2022-02A, Class A, 144A	4.890	10/14/34	894	893,641
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,399,440

				35,946,775

Credit Cards 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7	3.960	10/13/30	2,100	2,080,327

Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	36	35,509
Series 2019-A, Class A5, 144A	3.080	11/12/41	27	26,861
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,172	1,154,346

				1,216,716

Home Equity Loans 0.7%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	5.548(c)	02/25/55	2,993	2,995,768
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	725	733,468
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	3,874	3,880,006
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	856	868,666

See Notes to Financial Statements.

PGIM Core Bond Fund 3

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2024-CES01, Class A1A, 144A	5.848%(cc)	01/25/64	202	$202,063
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,985	2,002,301
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	2,432	2,417,484
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	2,555	2,572,369

				15,672,125

Other 0.0%
Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	1,040	955,117

Student Loans 0.1%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	706	634,695
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	4	4,388
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	113	111,000
Series 2020-BA, Class A2, 144A	2.120	01/15/69	306	290,673
Series 2020-DA, Class A, 144A	1.690	05/15/69	226	212,035
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	4.994(c)	05/25/70	1,009	996,272
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	34	33,824
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	169	166,600
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	260	249,854
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	25	24,728
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	490	469,786
Series 2020-C, Class AFX, 144A	1.950	02/15/46	279	260,435

				3,454,290

TOTAL ASSET-BACKED SECURITIES (cost $425,628,758)				426,802,302

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,812,049
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	3,948,220
Series 2019-BN20, Class A2	2.758	09/15/62	5,504	5,138,083
Series 2019-BN23, Class A2	2.669	12/15/52	2,188	2,019,889
Series 2020-BN25, Class A4	2.399	01/15/63	6,200	5,680,791
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,480,721
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	4,114,729
Series 2020-BN29, Class A3	1.742	11/15/53	2,582	2,239,205
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	8,069,750
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	6,142,831
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,882,905
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	482,525
Series 2020-C07, Class A4	1.786	04/15/53	5,700	5,012,895
Series 2023-C21, Class A2	6.296(cc)	09/15/56	3,324	3,472,395
Series 2023-C22, Class A2	6.728	11/15/56	4,188	4,408,137
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	406	392,859
Series 2018-B03, Class A4	3.761	04/10/51	1,074	1,052,694
Series 2019-B10, Class A3	3.455	03/15/62	2,467	2,363,856
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,613,880

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Benchmark Mortgage Trust, (cont’d.)
Series 2020-B21, Class A4	1.704%	12/17/53	2,600	$2,268,314
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	1,897	1,858,381
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,383,964
Series 2023-B38, Class A2	5.626	04/15/56	6,000	6,110,236
Series 2023-B39, Class A2	6.573(cc)	07/15/56	7,000	7,242,565
Series 2025-V13, Class A4	5.815(cc)	02/15/58	8,500	8,850,055
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	7,200	7,530,334
Series 2023-05C2, Class A3	7.055(cc)	11/15/56	9,000	9,591,589
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,676,041
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	692	680,102
Series 2019-CD08, Class A3	2.657	08/15/57	2,577	2,379,281
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/52	2,779	2,760,613
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,724,766
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762	06/10/48	775	759,719
Series 2016-C03, Class A3	2.896	11/15/49	703	688,079
Series 2016-P03, Class A3	3.063	04/15/49	5,875	5,820,592
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,655,180
Series 2019-C07, Class A3	2.860	12/15/72	942	878,846
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,796,217
Commercial Mortgage Trust,
Series 2016-COR01, Class A3	2.826	10/10/49	775	762,220
CSAIL Commercial Mortgage Trust,
Series 2021-C20, Class A2	2.486	03/15/54	5,395	4,874,726
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	453,697
Series 2020-C09, Class A4	1.644	08/15/53	5,800	5,157,945
Fannie Mae-Aces,
Series 2019-M21, Class 3A1	2.100	06/25/34	503	494,445
FHLMC Multifamily Structured Pass-Through Certificates,
Series KW08, Class A2	3.600	01/25/29	4,500	4,398,559
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A4	3.457	03/15/50	102	100,632
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	791	772,836
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	613	605,904
Series 2016-JP03, Class A4	2.627	08/15/49	2,109	2,066,086
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,135	1,105,714
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	880,471
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,767,861
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,295	1,249,773
Series 2018-C09, Class A3	3.854	03/15/51	657	642,624
Series 2018-C14, Class A3	4.180	12/15/51	1,034	1,022,794
Series 2019-C18, Class A3	2.782	12/15/52	4,400	4,050,118
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,606	1,599,939
Series 2016-BNK01, Class A2	2.399	08/15/49	1,143	1,120,327
Series 2016-C35, Class A3	2.674	07/15/48	1,495	1,472,187
Series 2017-C38, Class A4	3.190	07/15/50	887	865,279
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	984,438
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,970,643
Series 2019-C49, Class A3	3.749	03/15/52	2,063	2,047,846

See Notes to Financial Statements.

PGIM Core Bond Fund 5

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

Wells Fargo Commercial Mortgage Trust, (cont’d.)
Series 2019-C50, Class A4	3.466%	05/15/52	2,448	$2,354,349
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,689,160
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,362,539

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $205,930,881)				194,856,400

CORPORATE BONDS 30.1%

Aerospace & Defense 0.9%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	319,445
Sr. Unsec’d. Notes, 144A(a)	5.125	03/26/29	2,570	2,627,825

Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	6,505	6,419,163
Sr. Unsec’d. Notes	2.750	02/01/26	2,799	2,767,285
Sr. Unsec’d. Notes	3.375	06/15/46	3,557	2,425,090
Sr. Unsec’d. Notes	3.550	03/01/38	495	399,825
Sr. Unsec’d. Notes(a)	3.600	05/01/34	1,160	1,024,483
Sr. Unsec’d. Notes	3.850	11/01/48	455	323,776
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	1,020,858
Sr. Unsec’d. Notes	5.705	05/01/40	190	188,623
Sr. Unsec’d. Notes	5.930	05/01/60	1,950	1,867,165

Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.250	07/01/31	1,050	1,096,284

HEICO Corp.,
Gtd. Notes	5.250	08/01/28	725	739,132

				21,218,954

Agriculture 0.5%

Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	595,910

BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,804,372
Gtd. Notes	2.726	03/25/31	2,180	1,958,261
Gtd. Notes	3.557	08/15/27	120	117,746
Gtd. Notes	4.390	08/15/37	5,500	4,883,682
Gtd. Notes	6.343	08/02/30	710	760,778

BAT International Finance PLC (United Kingdom),
Gtd. Notes	5.931	02/02/29	1,295	1,351,721

				11,472,470

Airlines 0.1%

American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates	3.375	11/01/28	52	51,105

Delta Air Lines 2020-1 Class AA Pass-Through Trust,
Pass-Through Certificates(a)	2.000	12/10/29	484	457,689

United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.875	04/07/30	249	234,568

United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates	2.700	11/01/33	341	304,844

				1,048,206

Apparel 0.1%

William Carter Co. (The),
Gtd. Notes, 144A(a)	5.625	03/15/27	3,100	3,077,367

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers 1.2%

Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	205	$158,772
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	2,650	2,435,219
Sr. Unsec’d. Notes	4.271	01/09/27	3,200	3,152,572
Sr. Unsec’d. Notes	5.875	11/07/29	1,725	1,729,932
General Motors Co.,
Sr. Unsec’d. Notes	5.200	04/01/45	950	825,426
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	480,151
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,292,675
Sr. Unsec’d. Notes	2.700	08/20/27	375	360,876
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,781,331
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,364,976
Sr. Unsec’d. Notes, 144A, MTN	5.300	01/08/30	4,560	4,645,936
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,373,737
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	2,370	2,373,813
Gtd. Notes, 144A(a)	5.250	03/22/29	2,840	2,871,297

				26,846,713

Auto Parts & Equipment 0.4%
Aptiv Swiss Holdings Ltd.,
Gtd. Notes	4.650	09/13/29	6,095	6,052,351
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750	02/15/30	1,050	1,078,644
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	875	868,630

				7,999,625

Banks 8.1%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes(a)	5.538(ff)	03/14/30	1,000	1,028,870
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	11,621,184
Sr. Unsec’d. Notes(a)	5.288(ff)	04/25/34	1,530	1,557,633
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,567,802
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,469,427
Sr. Unsec’d. Notes, MTN(a)	2.972(ff)	02/04/33	1,555	1,391,655
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,701,305
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	3,380	3,321,474
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	318,509
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	103,109
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	4,500	4,031,801
Sub. Notes, MTN	4.450	03/03/26	1,500	1,498,363
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.837(ff)	09/10/28	400	402,017
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	1,230	1,238,433
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,455,987
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,386,344
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,306,086
Sr. Non-Preferred Notes, 144A	3.132(ff)	01/20/33	475	424,320
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	1,003,706
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	473,058
BPCE SA (France),
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	607,044

See Notes to Financial Statements.

PGIM Core Bond Fund 7

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.875%	04/30/29	2,800	$2,911,113
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,946,760
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,252,689
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,510	1,382,838
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	481,889
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	663,108
Sr. Unsec’d. Notes	4.650	07/23/48	440	380,096
Sub. Notes	4.450	09/29/27	840	837,643
Sub. Notes	4.600	03/09/26	945	944,010
Sub. Notes	5.827(ff)	02/13/35	865	879,734
Sub. Notes	6.020(ff)	01/24/36	6,708	6,891,847
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	2,255	2,242,880
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,516,992
Sr. Non-Preferred Notes	5.373(ff)	01/10/29	525	533,436
Fifth Third Bancorp,
Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,377,002
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	3,014,827
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,290,140
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,555,702
Sr. Unsec’d. Notes	3.850	01/26/27	475	471,158
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	124,100
Sr. Unsec’d. Notes	5.727(ff)	04/25/30	6,135	6,368,531
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,569,613
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	658,705
Intesa Sanpaolo SpA (Italy),
Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,738,961
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	7.036(c)	10/01/25(oo)	3,920	3,942,060
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	4,087,141
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	210,380
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	1,281	1,170,366
Sr. Unsec’d. Notes	2.580(ff)	04/22/32	2,565	2,289,291
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,518,373
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	210,004
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	282,247
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	164,558
Sr. Unsec’d. Notes	5.140(ff)	01/24/31	5,605	5,726,170
Sub. Notes	2.956(ff)	05/13/31	510	472,037
KeyCorp,
Sr. Unsec’d. Notes	6.401(ff)	03/06/35	3,120	3,333,846
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,473,589
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,981,414
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	6,460	5,598,848
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	747,479
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,195,463
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,637,711
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	304,490
Sr. Unsec’d. Notes, MTN	5.831(ff)	04/19/35	505	529,811
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,789,997
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	1.642(ff)	06/14/27	1,830	1,780,681
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,736,912

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Societe Generale SA (France),
Gtd. Notes, 144A	2.797%(ff)	01/19/28	1,625	$1,578,209
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,752,375
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	994,233
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954(ff)	07/08/33	6,400	6,395,991
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	344,695
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,113,493
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	856,099
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	347,908
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244(ff)	01/24/31	4,235	4,335,376
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	4,350	4,449,305
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,359,626
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,513,320
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,081,342
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,194,151

				182,440,892

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	173,733
Gtd. Notes(a)	4.900	02/01/46	1,551	1,416,436
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	451,808
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	892,543
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,415,407

				4,349,927

Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	910	851,351

Building Materials 0.3%
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	2,650	2,705,252
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,516,024
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	810,403
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	1,225	1,094,687

				7,126,366

Chemicals 0.4%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes	4.725	11/15/28	2,990	3,025,265
Sr. Unsec’d. Notes	5.419	11/15/48	270	269,669
FMC Corp.,
Sr. Unsec’d. Notes	4.500	10/01/49	1,795	1,345,786
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	5.250	01/15/45	248	229,701
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,508,984
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,932,144

See Notes to Financial Statements.

PGIM Core Bond Fund 9

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sasol Financing USA LLC (South Africa),
Gtd. Notes	6.500%	09/27/28	400	$385,100

				8,696,649

Commercial Services 0.2%
Experian Finance PLC,
Gtd. Notes, 144A	2.750	03/08/30	1,735	1,608,948
Herc Holdings, Inc.,
Gtd. Notes, 144A(a)	6.625	06/15/29	1,100	1,126,431
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116	700	480,740
President & Fellows of Harvard College,
Unsec’d. Notes	3.300	07/15/56	160	108,164
Trustees of Boston College,
Unsec’d. Notes	3.129	07/01/52	637	434,294
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017	3.394	02/15/48	365	267,982
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes(a)	4.125	03/15/29	1,185	1,175,482

				5,202,041

Computers 0.3%
Accenture Capital, Inc.,
Gtd. Notes(a)	4.500	10/04/34	2,095	2,026,646
Booz Allen Hamilton, Inc.,
Gtd. Notes(a)	5.950	08/04/33	2,320	2,397,457
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29	2,000	2,167,271

				6,591,374

Diversified Financial Services 0.8%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,227,732
Cboe Global Markets, Inc.,
Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,514,266
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,539,381
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	82,758
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,251,158
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	1,295	1,316,239
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608	07/14/31	565	496,361
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	4,056,719
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,175	1,120,663
Rocket Cos., Inc.,
Gtd. Notes, 144A	6.125	08/01/30	1,100	1,116,238
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26	1,150	1,121,610
United Wholesale Mortgage LLC,
Sr. Unsec’d. Notes, 144A	5.500	11/15/25	2,000	2,000,038

				18,843,163

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.3%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000%	04/29/28	515	$481,242
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	668,632
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	652	489,164
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	469,391
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,462,933
Sr. Unsec’d. Notes	3.350	05/15/50	485	327,535
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	186,244
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	281,733
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,547,200
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	30,799
First Mortgage	4.000	03/01/48	115	90,624
First Mortgage, Series 123	3.750	08/15/47	775	587,078
First Mortgage, Series 130	3.125	03/15/51	95	62,712
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	612,896
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	31,347
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	48,792
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	54,022
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	297,470
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	343,490
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	142,116
Sr. Unsec’d. Notes	3.950	08/15/47	185	139,023
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	132,052
First Mortgage	4.200	07/15/48	205	163,420
Duke Energy Indiana LLC,
First Mortgage	2.750	04/01/50	1,825	1,120,922
Duke Energy Progress LLC,
First Mortgage	3.700	10/15/46	75	56,665
Enel Finance International NV (Italy),
Gtd. Notes, 144A	3.500	04/06/28	475	462,525
Entergy Arkansas LLC,
First Mortgage	2.650	06/15/51	2,220	1,305,843
Entergy Louisiana LLC,
Collateral Trust	4.000	03/15/33	170	159,943
Entergy Texas, Inc.,
First Mortgage	4.500	03/30/39	1,000	906,208
Eversource Energy,
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	325,620
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,381,902
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	880,428
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes	3.055	10/04/26	217	212,809
Georgia Power Co.,
Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	941,471

See Notes to Financial Statements.

PGIM Core Bond Fund 11

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes	4.250%	05/01/30	240	$230,576
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	229,101
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	176,233
First Mortgage	4.250	07/15/49	350	283,907
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	869,735
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,911,646
Gtd. Notes	5.749	09/01/25	2,275	2,275,823
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	276,618
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,150,464
NSTAR Electric Co.,
Sr. Unsec’d. Notes	5.400	06/01/34	1,130	1,157,745
Ohio Power Co.,
Sr. Unsec’d. Notes	4.150	04/01/48	250	192,519
Pacific Gas & Electric Co.,
First Mortgage	4.500	07/01/40	3,000	2,535,579
First Mortgage	4.950	07/01/50	1,460	1,207,312
PacifiCorp,
First Mortgage	2.700	09/15/30	890	811,543
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	117,347
First Mortgage	3.050	03/15/51	1,540	997,212
First Ref. Mortgage	4.800	10/15/43	120	106,815
PPL Electric Utilities Corp.,
First Mortgage	3.000	10/01/49	235	153,313
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	181,607
First Mortgage, Series 34	3.200	03/01/50	720	476,120
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	361,476
First Mortgage, MTN	2.700	05/01/50	390	240,052
First Mortgage, MTN(a)	3.200	05/15/29	1,265	1,216,680
First Mortgage, MTN	3.600	12/01/47	95	70,488
First Mortgage, MTN	3.700	05/01/28	590	582,744
Sec’d. Notes, MTN	4.650	03/15/33	2,105	2,086,585
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	1.600	08/15/30	1,155	996,425
San Diego Gas & Electric Co.,
First Mortgage	4.150	05/15/48	420	328,879
Southern California Edison Co.,
First Mortgage	3.650	02/01/50	290	197,302
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	659,793
Southwestern Public Service Co.,
First Mortgage	3.700	08/15/47	355	258,569
SP PowerAssets Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN(a)	3.000	09/26/27	465	452,431
Tucson Electric Power Co.,
Sr. Unsec’d. Notes	4.000	06/15/50	1,315	984,269
Union Electric Co.,
Sr. Sec’d. Notes	3.650	04/15/45	50	37,977
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	182,771
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	286,968

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)	1,075	$1,096,787
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	3,000	2,985,041
Gtd. Notes, 144A	5.625	02/15/27	2,175	2,172,386
Wisconsin Power & Light Co.,
Sr. Unsec’d. Notes	3.050	10/15/27	535	520,107
Xcel Energy, Inc.,
Sr. Unsec’d. Notes	3.350	12/01/26	510	501,335

				50,964,531

Engineering & Construction 0.2%
AECOM,
Gtd. Notes, 144A	6.000	08/01/33	375	378,038
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	987,969
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,960,917
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,507,824

				4,834,748

Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,175	1,110,882
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,150	1,108,383
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	565	377,683
Gtd. Notes	5.141	03/15/52	130	80,447

				2,677,395

Foods 0.2%
Cencosud SA (Chile),
Gtd. Notes, 144A	4.375	07/17/27	1,320	1,308,186
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes	5.750	04/01/33	1,900	1,941,274
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	49,092
The Campbell’s Co.,
Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,958,996

				5,257,548

Gas 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	829,196
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	785	669,883
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	424,680
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,000	1,096,662

				3,020,421

Healthcare-Products 0.1%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,175	1,120,529

See Notes to Financial Statements.

PGIM Core Bond Fund 13

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 1.6%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500%	05/15/42	1,000	$823,957
Sr. Unsec’d. Notes	6.750	12/15/37	170	183,476
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	185,414
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	205,197
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	319,855
Gtd. Notes	4.375	10/15/28	1,950	1,943,806
Gtd. Notes	4.500	02/25/26	457	456,308
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	2,954,424
Sr. Unsec’d. Notes(a)	2.400	03/15/30	1,681	1,530,788
CommonSpirit Health,
Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,486,698
DaVita, Inc.,
Gtd. Notes, 144A(a)	6.875	09/01/32	1,075	1,106,098
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,720,235
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950	12/01/29	595	557,096
Gtd. Notes	4.800	10/01/34	4,810	4,679,151
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	59,822
Mount Sinai Hospital (The),
Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,230,274
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	511,275
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	536,171
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032(a)	2.044	01/01/32	2,670	2,251,693
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	387,062
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,178
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,773,986
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	342,419
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	838,777
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,598,006
Sr. Unsec’d. Notes	5.050	04/15/53	2,140	1,880,876
Sr. Unsec’d. Notes	5.300	06/15/35	410	414,592
Sr. Unsec’d. Notes	5.500	04/15/64	865	792,048
Sr. Unsec’d. Notes	5.750	07/15/64	1,495	1,426,291

				35,234,973

Holding Companies-Diversified 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,170	2,301,120

Home Builders 0.1%
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,150	1,100,883

Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	1,075	1,127,688

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance 0.9%
Arch Capital Finance LLC,
Gtd. Notes	5.031%	12/15/46	95	$85,564
Arch Capital Group US, Inc.,
Gtd. Notes	5.144	11/01/43	100	92,338
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,693,008
Berkshire Hathaway Finance Corp.,
Gtd. Notes(a)	2.850	10/15/50	1,175	746,634
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,146,172
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	125,852
Gtd. Notes, 144A	3.951	10/15/50	450	333,185
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	120,398
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,558,112
Sr. Unsec’d. Notes	5.000	04/05/46	217	191,702
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,394,923
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	103,092
Gtd. Notes	4.300	11/15/46	140	116,140
Gtd. Notes	4.350	05/15/43	20	17,011
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A(a)	3.300	05/15/50	930	618,980
Sub. Notes, 144A	4.900	09/15/44	120	107,947
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	505	491,850
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	411,881

				19,354,789

Iron/Steel 0.3%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	860	878,017
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,420,948

				6,298,965

Leisure Time 0.1%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	130	131,356
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	5.875	02/15/27	1,100	1,099,175

				1,230,531

Lodging 0.2%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,484,775
Sr. Unsec’d. Notes	5.750	01/30/27	730	742,161
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,210,477
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	516,301
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	246,856

See Notes to Financial Statements.

PGIM Core Bond Fund 15

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
MGM Resorts International,
Gtd. Notes(a)	6.125%	09/15/29	1,100	$1,116,058

				5,316,628

Media 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	2.300	02/01/32	445	373,401
Sr. Sec’d. Notes	3.500	03/01/42	440	309,521
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,171,935
Sr. Sec’d. Notes	5.375	05/01/47	530	448,122
Sr. Sec’d. Notes	6.484	10/23/45	275	267,368
Comcast Corp.,
Gtd. Notes	4.250	10/15/30	275	272,095
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,692,161
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,095,677
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,953,186
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	2,180	1,962,957

				13,546,423

Mining 0.8%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	189,815
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,339,831
Gtd. Notes(a)	5.300	02/21/35	675	687,435
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	224,890
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	510	461,338
Gtd. Notes	2.800	10/01/29	1,270	1,195,754
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	6,205	6,347,563
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes(a)	5.250	03/14/35	880	891,337
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,716,950

				17,054,913

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	1,535	1,561,801

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,062,168
Gtd. Notes	5.100	03/01/30	765	769,844

				3,832,012

Oil & Gas 1.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	687,163
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,514,604
BP Capital Markets PLC,
Gtd. Notes	4.375(ff)	09/22/25(oo)	501	499,121

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	6.250%	03/15/38	175	$179,787
Sr. Unsec’d. Notes, 144A	5.000	12/15/29	1,955	1,970,013
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	1,685	1,137,844
Sr. Unsec’d. Notes	5.400	06/15/47	229	203,649
Sr. Unsec’d. Notes	6.750	11/15/39	45	47,988
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28	1,050	1,081,026
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	330	319,548
Diamondback Energy, Inc.,
Gtd. Notes(a)	6.250	03/15/33	6,065	6,450,378
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,259,612
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	1,016,230
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,150	1,110,221
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	510,464
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	534,468
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	373,365
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	109,821
Sr. Unsec’d. Notes	7.875	09/15/31	250	279,179
Petroleos Mexicanos (Mexico),
Gtd. Notes(a)	5.950	01/28/31	398	368,548
Gtd. Notes	6.490	01/23/27	1,048	1,048,000
Gtd. Notes	6.500	03/13/27	1,020	1,019,725
Gtd. Notes	6.625	06/15/38	46	37,743
Gtd. Notes	6.700	02/16/32	266	252,700
Gtd. Notes, MTN(a)	6.875	08/04/26	482	483,639
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,726,697
Gtd. Notes	3.550	10/01/26	310	306,831
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	482,600
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	957,837
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33	1,010	1,095,976
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	7.000	09/15/28	1,075	1,107,770

				34,172,547

Oil & Gas Services 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	481,474

Packaging & Containers 0.3%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,666,679
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,992,574

				7,659,253

See Notes to Financial Statements.

PGIM Core Bond Fund 17

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050%	11/21/39	285	$248,467
Sr. Unsec’d. Notes	4.550	03/15/35	360	347,701
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,043,878
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	904,882
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.750	08/21/30	3,215	2,778,723
Sr. Unsec’d. Notes	5.125	07/20/45	465	408,480
Sr. Unsec’d. Notes	5.300	12/05/43	155	140,609
Eli Lilly & Co.,
Sr. Unsec’d. Notes(h)	5.000	02/09/54	1,455	1,343,331
Johnson & Johnson,
Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,841,912
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	625	497,073
Gtd. Notes	5.400	11/29/43	860	720,640
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	28	27,587
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	1,887	1,872,183
Gtd. Notes	5.250	06/15/46	730	589,707
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	920	674,935

				14,440,108

Pipelines 1.8%
Boardwalk Pipelines LP,
Gtd. Notes	3.400	02/15/31	1,300	1,200,329
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,580,246
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	551,558
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	983,485
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	434,510
Sr. Unsec’d. Notes	5.000	05/15/50	565	471,650
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,601,598
Sr. Unsec’d. Notes	6.250	04/15/49	910	897,818
Sr. Unsec’d. Notes	6.400	12/01/30	520	557,743
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,466,037
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	319,033
Gtd. Notes	4.200	01/31/50	555	438,110
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	757,625
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,457,112
Sr. Unsec’d. Notes	4.500	04/15/38	270	238,137
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,340
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,346,327
Sr. Unsec’d. Notes	5.500	02/15/49	210	189,511
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	301,110
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,255,256
Gtd. Notes	4.200	03/15/45	275	206,287
Gtd. Notes	4.500	03/15/50	55	42,045
Gtd. Notes	6.050	09/01/33	2,510	2,633,644

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550%	12/15/29	350	$333,885
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	999,230
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	140	137,972
Targa Resources Corp.,
Gtd. Notes	5.500	02/15/35	1,192	1,190,347
Gtd. Notes	6.125	03/15/33	1,240	1,303,196
Gtd. Notes	6.250	07/01/52	1,305	1,285,437
Gtd. Notes	6.500	03/30/34	930	998,434
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	293,233
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	471,527
Sr. Unsec’d. Notes	4.600	03/15/48	500	417,911
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	4.125	08/15/31	1,200	1,108,138
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	700	720,005
Sr. Sec’d. Notes, 144A	6.750	01/15/36	700	720,010
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	320	268,694
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	349,628
Sr. Unsec’d. Notes	5.150	03/15/34	90	89,633
Sr. Unsec’d. Notes	5.400	03/04/44	400	374,865
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,847,717

				40,843,373

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,112,358

Real Estate Investment Trusts (REITs) 1.3%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,362,001
Gtd. Notes	4.750	04/15/35	425	406,268
American Tower Corp.,
Sr. Unsec’d. Notes	2.900	01/15/30	1,040	966,431
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes(a)	4.050	07/01/30	3,665	3,551,194
Sr. Unsec’d. Notes	5.500	02/15/34	895	905,397
COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,159,905
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	3,360	3,121,108
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	630	572,730
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.875	02/01/35	6,035	5,822,234
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,302,790
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	262,610
Sr. Unsec’d. Notes	3.250	01/15/31	985	919,739
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,020,439
Gtd. Notes	2.700	07/15/31	2,228	1,971,855

See Notes to Financial Statements.

PGIM Core Bond Fund 19

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750%	02/01/27	4,680	$4,730,517
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	756,115

				29,831,333

Retail 0.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	1,200	1,111,500
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	940	922,492
AutoZone, Inc.,
Sr. Unsec’d. Notes	1.650	01/15/31	620	529,489
Brinker International, Inc.,
Gtd. Notes, 144A	8.250	07/15/30	1,025	1,087,566
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	1,805	1,780,789
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	1,250	1,110,683

				6,542,519

Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	4.900	07/15/32	2,600	2,610,815
Sr. Unsec’d. Notes	5.050	07/12/29	1,914	1,952,201
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	241,102
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	825,366
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,385,357

				10,014,841

Shipbuilding 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	4.200	05/01/30	5,328	5,185,445

Software 0.2%
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	1,325	1,325,067
Workday, Inc.,
Sr. Unsec’d. Notes	3.800	04/01/32	2,435	2,286,741

				3,611,808

Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,860	5,889,765
Sr. Unsec’d. Notes	2.550	12/01/33	58	48,373
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,169,743
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,144,878
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	785,581
Sr. Unsec’d. Notes	4.500	05/15/35	205	194,625
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	2,020	2,059,456
Rogers Communications, Inc. (Canada),
Gtd. Notes(a)	5.300	02/15/34	3,365	3,368,252
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,460,531
Gtd. Notes	3.000	02/15/41	640	467,521
Gtd. Notes	3.750	04/15/27	970	958,714

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	3.875%	04/15/30	4,780	$4,636,429
Gtd. Notes	4.375	04/15/40	380	335,294
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	7,041,145
Sr. Unsec’d. Notes(a)	2.550	03/21/31	2,729	2,444,587
Sr. Unsec’d. Notes, 144A	5.401	07/02/37	147	146,718

				32,151,612

Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.300	09/15/51	875	598,554
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	3.500	05/01/50	1,585	1,127,640
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	2,200	2,171,192

				3,897,386

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,950,797

Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes	4.000	12/01/46	145	114,259

TOTAL CORPORATE BONDS
(cost $703,156,745)				677,610,109

MUNICIPAL BONDS 0.5%

Alabama 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	39,223

California 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39	245	261,479
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	26,883
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,299

				314,661

Maryland 0.1%
Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56	1,800	1,698,221

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	285,226

New York 0.2%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	677,289
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,057,981
Port Authority of New York & New Jersey,
Revenue Bonds	5.072	07/15/53	2,525	2,358,062

				4,093,332

See Notes to Financial Statements.

PGIM Core Bond Fund 21

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$476,498
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	73,856
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	147,028

				697,382

Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	775	810,231
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	760,927
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	417,330
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	265,022

				2,253,510

Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,163,778
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	94,943

				2,258,721

TOTAL MUNICIPAL BONDS
(cost $13,330,005)				11,640,276

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.5%
Alternative Loan Trust,
Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,554
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,868	4,649,047
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	101	54,750
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000(cc)	05/25/63	2,843	2,809,658
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,622	1,481,991
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,390	1,229,179
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,515	2,485,984
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	6.250(c)	12/25/41	1,520	1,536,476
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.850(c)	10/25/43	781	783,304
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	5.350(c)	05/25/45	2,126	2,125,982
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	4,063	4,068,239
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	602
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	970	915,836
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	3,527	3,532,716
Fannie Mae Interest Strips,
Series 430, Class C56, IO	3.000	08/25/52	1,574	291,059
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	482	477,505
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	1.586(c)	04/25/50	1,065	128,496
Series 2020-101, Class AI, IO	3.500	01/25/51	5,711	1,079,682

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC, (cont’d.)
Series 2023-54, Class PO, PO	1.820%(s)	11/25/53	2,995	$2,344,743
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)	5.950(c)	02/25/55	1,395	1,392,321
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	07/25/55	10,438	10,444,436
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.000(c)	01/25/34	99	98,976
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	51	52,509
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	644	607,224
Series 4978, Class MI, IO	4.000	05/25/40	1,633	247,658
Series 5019, Class IP, IO	3.000	10/25/50	746	120,908
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,304	82,168
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	414	9,086
Series 5251, Class PO, PO	2.286(s)	08/25/52	3,132	2,113,563
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)	6.000(c)	06/25/55	11,500	11,507,742
Freddie Mac Strips,
Series 405, Class C20, IO	4.000	05/25/53	5,581	1,230,409
Series 406, Class PO, PO	1.200(s)	10/25/53	461	369,392
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	5.300(c)	01/25/45	6,276	6,280,258
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	483	435,189
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	1.635(c)	09/20/43	2,869	128,616
Series 2016-46, Class JE	2.500	11/20/45	111	102,265
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000(c)	09/20/48	1,473	33,792
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	1,908	48,075
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,716	39,150
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,121	61,904
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,039	58,682
Series 2019-23, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	1.746(c)	07/16/43	3,685	264,726
Series 2020-126, Class BI, IO	3.000	08/20/50	2,845	487,334
Series 2021-114, Class TI, IO	3.000	06/20/51	3,853	558,906
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	681	264
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,731	92,900
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	107	2,420
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,162	91,067
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	2,714	48,783
Series 2022-093, Class IO, IO	3.000	08/20/51	11,004	1,212,750
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)	1.642(c)	07/20/52	2,741	238,794
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	5,605	93,001
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,148	32,538
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	0.552(c)	10/20/52	22,440	1,034,568
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	244	243,551
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,707	1,547,423
Mill City Mortgage Loan Trust,
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	40	39,675
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	5.217(c)	01/25/48	39	38,012
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	5.117(c)	06/25/57	87	84,687
PRPM LLC,
Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	3,910	3,791,136
Sequoia Mortgage Trust,
Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	5.225(c)	10/20/27	4	4,225
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.965(c)	07/19/35	13	11,974
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	5.467(c)	10/25/59	82	82,624
Series 2020-04, Class A1, 144A	1.750	10/25/60	493	445,054

See Notes to Financial Statements.

PGIM Core Bond Fund 23

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Trust, (cont’d.)
Series 2021-SJ01, Class A1, 144A	2.250%(cc)	07/25/68	1,009	$968,436
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	1,578	1,525,812
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.369(c)	06/25/42	16	14,776
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	5.369(c)	08/25/42	1	1,287
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	5.047(c)	10/25/45	129	129,281

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $78,578,749)				78,547,130

SOVEREIGN BONDS 1.7%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555	494,644
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	284,612
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	5.375	09/26/30	2,190	2,213,652
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,398,256
Sr. Unsec’d. Notes(a)	5.600	01/15/35	4,950	5,165,618
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	4,014	4,094,280
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	813,102
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,502,568
Sr. Unsec’d. Notes	6.875	05/13/37	3,290	3,403,505
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A	4.750	06/15/26	3,073	3,067,473
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200	136,650
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783	01/23/31	701	629,850
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	1.300	07/22/30	175	151,888
Sr. Unsec’d. Notes	3.300	03/15/28	110	107,776
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.125	06/22/26	100	97,944
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN	7.140(c)	02/27/26	45	45,646
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y	5.375	02/12/35	3,355	3,422,100
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.750	09/16/30	7,960	7,995,820
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,494,825

TOTAL SOVEREIGN BONDS
(cost $38,282,004)				38,520,209

U.S. GOVERNMENT AGENCY OBLIGATIONS 27.4%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,695	2,393,131
Federal Home Loan Mortgage Corp.	1.500	02/01/36	706	625,214
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,630	1,212,193
Federal Home Loan Mortgage Corp.	2.000	01/01/32	197	186,426
Federal Home Loan Mortgage Corp.	2.000	10/01/40	333	285,367
Federal Home Loan Mortgage Corp.	2.000	09/01/50	11,126	8,777,636
Federal Home Loan Mortgage Corp.	2.000	11/01/50	508	400,129
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,706	1,344,072
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,209	1,737,367
Federal Home Loan Mortgage Corp.	2.000	04/01/51	91	71,609

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	2.000%	05/01/51	1,154	$907,854
Federal Home Loan Mortgage Corp.	2.000	06/01/51	5,629	4,425,978
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,886	3,055,075
Federal Home Loan Mortgage Corp.	2.000	09/01/51	404	320,739
Federal Home Loan Mortgage Corp.	2.500	01/01/29	83	80,399
Federal Home Loan Mortgage Corp.	2.500	10/01/32	232	220,984
Federal Home Loan Mortgage Corp.	2.500	12/01/32	443	423,826
Federal Home Loan Mortgage Corp.	2.500	10/01/35	1,926	1,806,985
Federal Home Loan Mortgage Corp.	2.500	09/01/46	136	114,598
Federal Home Loan Mortgage Corp.	2.500	11/01/46	424	358,402
Federal Home Loan Mortgage Corp.	2.500	11/01/49	719	598,820
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,392	1,985,564
Federal Home Loan Mortgage Corp.	2.500	03/01/51	855	707,291
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,698	8,006,065
Federal Home Loan Mortgage Corp.	2.500	05/01/51	3,542	2,923,414
Federal Home Loan Mortgage Corp.	2.500	07/01/51	403	332,618
Federal Home Loan Mortgage Corp.	2.500	08/01/51	808	666,285
Federal Home Loan Mortgage Corp.	2.500	10/01/51	65	53,598
Federal Home Loan Mortgage Corp.	2.500	10/01/51	266	221,404
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,322	4,382,331
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,792	2,294,589
Federal Home Loan Mortgage Corp.	2.500	01/01/52	425	349,891
Federal Home Loan Mortgage Corp.	2.500	04/01/52	4,739	3,912,230
Federal Home Loan Mortgage Corp.	2.500	04/01/52	9,842	8,099,728
Federal Home Loan Mortgage Corp.	3.000	02/01/32	417	404,326
Federal Home Loan Mortgage Corp.	3.000	01/01/37	109	102,375
Federal Home Loan Mortgage Corp.	3.000	12/01/37	43	40,580
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,169	1,045,808
Federal Home Loan Mortgage Corp.	3.000	07/01/43	199	178,384
Federal Home Loan Mortgage Corp.	3.000	06/01/46	332	293,612
Federal Home Loan Mortgage Corp.	3.000	09/01/46	1,922	1,697,387
Federal Home Loan Mortgage Corp.	3.000	12/01/46	6,889	6,054,798
Federal Home Loan Mortgage Corp.	3.000	01/01/47	349	307,436
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,116	1,833,266
Federal Home Loan Mortgage Corp.	3.000	06/01/50	538	465,786
Federal Home Loan Mortgage Corp.	3.000	09/01/50	2,006	1,725,102
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,547	3,040,175
Federal Home Loan Mortgage Corp.	3.000	04/01/52	3,659	3,134,184
Federal Home Loan Mortgage Corp.	3.000	06/01/52	1,765	1,511,077
Federal Home Loan Mortgage Corp.	3.500	06/01/37	533	510,913
Federal Home Loan Mortgage Corp.	3.500	11/01/37	99	94,591
Federal Home Loan Mortgage Corp.	3.500	06/01/42	145	134,695
Federal Home Loan Mortgage Corp.	3.500	06/01/42	151	140,144
Federal Home Loan Mortgage Corp.	3.500	07/01/42	151	140,130
Federal Home Loan Mortgage Corp.	3.500	09/01/42	191	176,981
Federal Home Loan Mortgage Corp.	3.500	10/01/42	234	217,707
Federal Home Loan Mortgage Corp.	3.500	06/01/43	99	92,355
Federal Home Loan Mortgage Corp.	3.500	05/01/45	128	117,985
Federal Home Loan Mortgage Corp.	3.500	01/01/47	94	86,421
Federal Home Loan Mortgage Corp.	3.500	02/01/47	215	196,469
Federal Home Loan Mortgage Corp.	3.500	11/01/47	142	129,763
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,038	2,776,240
Federal Home Loan Mortgage Corp.	3.500	08/01/48	57	51,673
Federal Home Loan Mortgage Corp.	3.500	10/01/48	216	195,835
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,279	1,166,291
Federal Home Loan Mortgage Corp.	3.500	01/01/52	127	114,313
Federal Home Loan Mortgage Corp.	3.500	05/01/52	4,665	4,174,834
Federal Home Loan Mortgage Corp.	3.500	07/01/52	958	857,213
Federal Home Loan Mortgage Corp.	3.500	10/01/52	1,001	895,439
Federal Home Loan Mortgage Corp.	3.500	11/01/52	1,069	956,471
Federal Home Loan Mortgage Corp.	3.500	01/01/53	976	873,081
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,447	1,406,121
Federal Home Loan Mortgage Corp.	4.000	12/01/40	42	40,659

See Notes to Financial Statements.

PGIM Core Bond Fund 25

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	01/01/41	151	$143,871
Federal Home Loan Mortgage Corp.	4.000	04/01/42	127	121,945
Federal Home Loan Mortgage Corp.	4.000	10/01/45	80	75,237
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,122	1,074,205
Federal Home Loan Mortgage Corp.	4.000	05/01/46	71	67,188
Federal Home Loan Mortgage Corp.	4.000	08/01/46	116	109,032
Federal Home Loan Mortgage Corp.	4.000	11/01/47	72	67,498
Federal Home Loan Mortgage Corp.	4.000	04/01/48	113	106,106
Federal Home Loan Mortgage Corp.	4.000	05/01/48	124	116,808
Federal Home Loan Mortgage Corp.	4.000	07/01/48	241	226,180
Federal Home Loan Mortgage Corp.	4.000	07/01/49	318	299,102
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,367	1,272,862
Federal Home Loan Mortgage Corp.	4.000	09/01/52	946	874,595
Federal Home Loan Mortgage Corp.	4.000	10/01/52	5,257	4,857,866
Federal Home Loan Mortgage Corp.	4.500	06/01/42	50	49,141
Federal Home Loan Mortgage Corp.	4.500	09/01/44	67	65,248
Federal Home Loan Mortgage Corp.	4.500	07/01/45	157	155,392
Federal Home Loan Mortgage Corp.	4.500	04/01/47	607	590,246
Federal Home Loan Mortgage Corp.	4.500	07/01/47	70	67,653
Federal Home Loan Mortgage Corp.	4.500	07/01/47	162	157,318
Federal Home Loan Mortgage Corp.	4.500	11/01/47	273	265,109
Federal Home Loan Mortgage Corp.	4.500	02/01/48	78	75,608
Federal Home Loan Mortgage Corp.	4.500	07/01/48	175	169,362
Federal Home Loan Mortgage Corp.	4.500	05/01/52	379	359,912
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,509	3,330,973
Federal Home Loan Mortgage Corp.	5.000	03/01/40	3,360	3,369,356
Federal Home Loan Mortgage Corp.	5.000	05/01/40	5,438	5,453,734
Federal Home Loan Mortgage Corp.	5.000	08/01/40	156	157,259
Federal Home Loan Mortgage Corp.	5.000	12/01/47	97	95,639
Federal Home Loan Mortgage Corp.	5.000	02/01/48	172	170,604
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,160	4,049,419
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,634	1,598,385
Federal Home Loan Mortgage Corp.	5.000	06/01/53	7,888	7,693,245
Federal Home Loan Mortgage Corp.	5.000	11/01/53	1,665	1,623,765
Federal Home Loan Mortgage Corp.	5.000	10/01/54	1,607	1,564,991
Federal Home Loan Mortgage Corp.	5.000	11/01/54	16,300	15,868,149
Federal Home Loan Mortgage Corp.	5.500	02/01/53	14,288	14,242,717
Federal Home Loan Mortgage Corp.	5.500	04/01/54	8,167	8,130,832
Federal Home Loan Mortgage Corp.	5.500	11/01/54	2,250	2,238,541
Federal National Mortgage Assoc.	0.875	08/05/30	235	202,201
Federal National Mortgage Assoc.	1.500	01/01/36	1,849	1,637,970
Federal National Mortgage Assoc.	1.500	04/01/36	774	685,302
Federal National Mortgage Assoc.	1.500	02/01/42	404	328,378
Federal National Mortgage Assoc.	1.500	10/01/50	340	252,319
Federal National Mortgage Assoc.	1.500	11/01/50	961	714,787
Federal National Mortgage Assoc.	1.500	12/01/50	7,330	5,447,555
Federal National Mortgage Assoc.	1.500	01/01/51	3,586	2,665,070
Federal National Mortgage Assoc.	1.500	06/01/51	633	469,790
Federal National Mortgage Assoc.	1.500	07/01/51	747	554,608
Federal National Mortgage Assoc.	2.000	TBA	500	391,258
Federal National Mortgage Assoc.	2.000	03/01/31	942	895,989
Federal National Mortgage Assoc.	2.000	01/01/32	1,982	1,871,060
Federal National Mortgage Assoc.	2.000	08/01/40	1,688	1,447,393
Federal National Mortgage Assoc.	2.000	02/01/41	1,597	1,363,893
Federal National Mortgage Assoc.	2.000	05/01/41	3,209	2,728,516
Federal National Mortgage Assoc.	2.000	10/01/50	10,959	8,643,109
Federal National Mortgage Assoc.	2.000	11/01/50	334	263,279
Federal National Mortgage Assoc.	2.000	12/01/50	36	28,020
Federal National Mortgage Assoc.	2.000	01/01/51	1,674	1,319,244
Federal National Mortgage Assoc.	2.000	02/01/51	3,432	2,702,049
Federal National Mortgage Assoc.	2.000	02/01/51	7,465	5,875,447
Federal National Mortgage Assoc.	2.000	03/01/51	5,078	3,994,000
Federal National Mortgage Assoc.	2.000	04/01/51	2,583	2,031,262

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	04/01/51	3,919	$3,082,298
Federal National Mortgage Assoc.	2.000	05/01/51	16,245	12,773,467
Federal National Mortgage Assoc.	2.000	07/01/51	1,895	1,490,018
Federal National Mortgage Assoc.	2.000	08/01/51	1,927	1,515,030
Federal National Mortgage Assoc.	2.500	TBA	2,000	1,638,452
Federal National Mortgage Assoc.	2.500	TBA	4,500	3,688,274
Federal National Mortgage Assoc.	2.500	05/01/30	117	113,023
Federal National Mortgage Assoc.	2.500	07/01/32	579	551,832
Federal National Mortgage Assoc.	2.500	08/01/32	637	608,653
Federal National Mortgage Assoc.	2.500	09/01/32	610	582,846
Federal National Mortgage Assoc.	2.500	07/01/35	2,104	2,001,704
Federal National Mortgage Assoc.	2.500	11/01/36	1,882	1,758,231
Federal National Mortgage Assoc.	2.500	02/01/43	56	49,108
Federal National Mortgage Assoc.	2.500	06/01/46	283	244,290
Federal National Mortgage Assoc.	2.500	09/01/46	143	120,918
Federal National Mortgage Assoc.	2.500	10/01/46	88	74,300
Federal National Mortgage Assoc.	2.500	10/01/46	157	131,498
Federal National Mortgage Assoc.	2.500	03/01/50	585	486,100
Federal National Mortgage Assoc.	2.500	08/01/50	1,473	1,221,909
Federal National Mortgage Assoc.	2.500	08/01/50	3,726	3,087,351
Federal National Mortgage Assoc.	2.500	11/01/50	2,600	2,167,083
Federal National Mortgage Assoc.	2.500	12/01/50	251	209,514
Federal National Mortgage Assoc.	2.500	01/01/51	568	472,937
Federal National Mortgage Assoc.	2.500	04/01/51	4,763	3,933,513
Federal National Mortgage Assoc.	2.500	05/01/51	1,947	1,602,524
Federal National Mortgage Assoc.	2.500	07/01/51	3,499	2,877,137
Federal National Mortgage Assoc.	2.500	09/01/51	419	345,710
Federal National Mortgage Assoc.	2.500	10/01/51	754	619,714
Federal National Mortgage Assoc.	2.500	11/01/51	2,944	2,418,723
Federal National Mortgage Assoc.	2.500	12/01/51	456	378,560
Federal National Mortgage Assoc.	2.500	02/01/52	411	337,578
Federal National Mortgage Assoc.	2.500	02/01/52	788	653,309
Federal National Mortgage Assoc.	3.000	TBA	2,000	1,711,304
Federal National Mortgage Assoc.	3.000	06/01/30	67	64,930
Federal National Mortgage Assoc.	3.000	05/01/31	29	27,723
Federal National Mortgage Assoc.	3.000	12/01/31	80	77,153
Federal National Mortgage Assoc.	3.000	05/01/32	93	89,405
Federal National Mortgage Assoc.	3.000	09/01/32	34	32,934
Federal National Mortgage Assoc.	3.000	11/01/36	77	72,072
Federal National Mortgage Assoc.	3.000	10/01/42	97	86,781
Federal National Mortgage Assoc.	3.000	10/01/42	157	140,693
Federal National Mortgage Assoc.	3.000	02/01/43	149	133,722
Federal National Mortgage Assoc.	3.000	04/01/43	186	166,422
Federal National Mortgage Assoc.	3.000	06/01/43	244	218,077
Federal National Mortgage Assoc.	3.000	12/01/45	345	307,786
Federal National Mortgage Assoc.	3.000	05/01/46	430	379,721
Federal National Mortgage Assoc.	3.000	09/01/46	455	406,796
Federal National Mortgage Assoc.	3.000	10/01/46	1,398	1,232,419
Federal National Mortgage Assoc.	3.000	11/01/46	518	455,962
Federal National Mortgage Assoc.	3.000	11/01/46	1,103	971,003
Federal National Mortgage Assoc.	3.000	03/01/47	379	333,000
Federal National Mortgage Assoc.	3.000	04/01/47	797	701,185
Federal National Mortgage Assoc.	3.000	12/01/49	1,928	1,670,716
Federal National Mortgage Assoc.	3.000	01/01/50	809	694,242
Federal National Mortgage Assoc.	3.000	02/01/50	711	619,409
Federal National Mortgage Assoc.	3.000	02/01/50	1,450	1,256,676
Federal National Mortgage Assoc.	3.000	03/01/50	347	299,551
Federal National Mortgage Assoc.	3.000	06/01/50	722	625,065
Federal National Mortgage Assoc.	3.000	01/01/51	917	792,479
Federal National Mortgage Assoc.	3.000	05/01/51	999	862,156
Federal National Mortgage Assoc.	3.000	01/01/52	2,211	1,916,807
Federal National Mortgage Assoc.	3.000	02/01/52	1,550	1,328,851
Federal National Mortgage Assoc.	3.000	03/01/52	2,968	2,545,423

See Notes to Financial Statements.

PGIM Core Bond Fund 27

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	03/01/52	3,057	$2,647,117
Federal National Mortgage Assoc.	3.000	04/01/52	2,072	1,776,886
Federal National Mortgage Assoc.	3.000	05/01/52	1,528	1,310,229
Federal National Mortgage Assoc.	3.000	06/01/52	2,345	2,010,080
Federal National Mortgage Assoc.	3.500	TBA	500	445,989
Federal National Mortgage Assoc.	3.500	12/01/29	29	28,545
Federal National Mortgage Assoc.	3.500	12/01/30	37	36,499
Federal National Mortgage Assoc.	3.500	07/01/31	154	151,601
Federal National Mortgage Assoc.	3.500	08/01/31	172	168,606
Federal National Mortgage Assoc.	3.500	02/01/33	70	68,336
Federal National Mortgage Assoc.	3.500	05/01/33	29	27,898
Federal National Mortgage Assoc.	3.500	10/01/41	59	55,125
Federal National Mortgage Assoc.	3.500	04/01/42	127	117,963
Federal National Mortgage Assoc.	3.500	05/01/42	129	119,399
Federal National Mortgage Assoc.	3.500	05/01/42	801	744,524
Federal National Mortgage Assoc.	3.500	06/01/42	329	305,497
Federal National Mortgage Assoc.	3.500	10/01/42	191	178,387
Federal National Mortgage Assoc.	3.500	10/01/42	218	202,450
Federal National Mortgage Assoc.	3.500	10/01/42	430	398,072
Federal National Mortgage Assoc.	3.500	06/01/43	114	105,766
Federal National Mortgage Assoc.	3.500	06/01/45	128	118,012
Federal National Mortgage Assoc.	3.500	06/01/45	213	196,268
Federal National Mortgage Assoc.	3.500	09/01/45	183	168,378
Federal National Mortgage Assoc.	3.500	10/01/45	195	179,163
Federal National Mortgage Assoc.	3.500	01/01/46	63	58,138
Federal National Mortgage Assoc.	3.500	01/01/46	160	146,621
Federal National Mortgage Assoc.	3.500	04/01/46	1,720	1,578,965
Federal National Mortgage Assoc.	3.500	11/01/46	79	72,704
Federal National Mortgage Assoc.	3.500	06/01/47	284	260,008
Federal National Mortgage Assoc.	3.500	07/01/47	181	165,583
Federal National Mortgage Assoc.	3.500	07/01/47	841	780,526
Federal National Mortgage Assoc.	3.500	08/01/47	138	125,738
Federal National Mortgage Assoc.	3.500	09/01/47	226	205,810
Federal National Mortgage Assoc.	3.500	10/01/47	807	736,429
Federal National Mortgage Assoc.	3.500	11/01/47	737	672,650
Federal National Mortgage Assoc.	3.500	01/01/48	134	122,265
Federal National Mortgage Assoc.	3.500	01/01/48	190	173,162
Federal National Mortgage Assoc.	3.500	01/01/48	2,738	2,490,253
Federal National Mortgage Assoc.	3.500	04/01/48	369	335,077
Federal National Mortgage Assoc.	3.500	06/01/48	555	503,679
Federal National Mortgage Assoc.	3.500	08/01/48	295	267,338
Federal National Mortgage Assoc.	3.500	10/01/48	197	178,729
Federal National Mortgage Assoc.	3.500	11/01/48	143	130,286
Federal National Mortgage Assoc.	3.500	03/01/49	658	601,425
Federal National Mortgage Assoc.	3.500	06/01/49	272	247,247
Federal National Mortgage Assoc.	3.500	08/01/51	35	31,516
Federal National Mortgage Assoc.	3.500	02/01/52	384	345,581
Federal National Mortgage Assoc.	3.500	05/01/52	4,570	4,090,273
Federal National Mortgage Assoc.	4.000	09/01/40	100	95,865
Federal National Mortgage Assoc.	4.000	11/01/40	409	392,621
Federal National Mortgage Assoc.	4.000	02/01/41	165	157,848
Federal National Mortgage Assoc.	4.000	02/01/41	272	260,393
Federal National Mortgage Assoc.	4.000	12/01/41	169	161,331
Federal National Mortgage Assoc.	4.000	10/01/43	135	130,678
Federal National Mortgage Assoc.	4.000	09/01/44	75	71,423
Federal National Mortgage Assoc.	4.000	10/01/44	172	162,626
Federal National Mortgage Assoc.	4.000	12/01/45	60	56,156
Federal National Mortgage Assoc.	4.000	04/01/46	57	53,185
Federal National Mortgage Assoc.	4.000	08/01/46	89	83,778
Federal National Mortgage Assoc.	4.000	09/01/46	752	713,010
Federal National Mortgage Assoc.	4.000	02/01/47	275	258,466
Federal National Mortgage Assoc.	4.000	03/01/47	383	358,169
Federal National Mortgage Assoc.	4.000	06/01/47	225	211,183

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%	10/01/47	71		$66,852
Federal National Mortgage Assoc.	4.000	11/01/47	138		129,561
Federal National Mortgage Assoc.	4.000	12/01/47	146		137,303
Federal National Mortgage Assoc.	4.000	02/01/48	136		127,523
Federal National Mortgage Assoc.	4.000	09/01/48	1,065		1,000,010
Federal National Mortgage Assoc.	4.000	10/01/48	199		187,372
Federal National Mortgage Assoc.	4.000	03/01/49	553		519,540
Federal National Mortgage Assoc.	4.000	03/01/49	849		796,767
Federal National Mortgage Assoc.	4.000	07/01/49	187		174,022
Federal National Mortgage Assoc.	4.000	01/01/50	1,590		1,489,979
Federal National Mortgage Assoc.	4.000	05/01/50	1,685		1,570,764
Federal National Mortgage Assoc.	4.000	05/01/52	1,188		1,097,548
Federal National Mortgage Assoc.	4.000	06/01/52	15,786		14,589,763
Federal National Mortgage Assoc.	4.000	07/01/52	511		472,471
Federal National Mortgage Assoc.	4.000	07/01/52	1,110		1,030,760
Federal National Mortgage Assoc.	4.000	09/01/52	177		163,635
Federal National Mortgage Assoc.	4.336(s)	03/17/31	945		737,847
Federal National Mortgage Assoc.	4.500	TBA	5,500		5,216,716
Federal National Mortgage Assoc.	4.500	08/01/40	47		46,049
Federal National Mortgage Assoc.	4.500	04/01/41	57		56,268
Federal National Mortgage Assoc.	4.500	06/01/41	115		113,540
Federal National Mortgage Assoc.	4.500	08/01/41	65		63,936
Federal National Mortgage Assoc.	4.500	08/01/41	158		155,728
Federal National Mortgage Assoc.	4.500	08/01/44	165		160,572
Federal National Mortgage Assoc.	4.500	01/01/45	87		85,340
Federal National Mortgage Assoc.	4.500	11/01/47	103		99,031
Federal National Mortgage Assoc.	4.500	06/01/48	139		134,223
Federal National Mortgage Assoc.	4.500	07/01/48	1,198		1,157,530
Federal National Mortgage Assoc.	4.500	12/01/48	111		106,649
Federal National Mortgage Assoc.	4.500	02/01/49	35		33,936
Federal National Mortgage Assoc.	4.500	07/01/52	1,937		1,840,323
Federal National Mortgage Assoc.	4.500	08/01/52	670		636,842
Federal National Mortgage Assoc.	4.500	09/01/52	7,215		6,856,879
Federal National Mortgage Assoc.	4.500	12/01/52	1,261		1,198,941
Federal National Mortgage Assoc.	4.500	01/01/53	5,181		4,923,887
Federal National Mortgage Assoc.	5.000	09/01/30	6		5,795
Federal National Mortgage Assoc.	5.000	10/01/40	80		80,850
Federal National Mortgage Assoc.	5.000	03/01/42	161		162,074
Federal National Mortgage Assoc.	5.000	10/01/47	132		130,642
Federal National Mortgage Assoc.	5.000	01/01/48	31		31,194
Federal National Mortgage Assoc.	5.000	06/01/49	785		778,160
Federal National Mortgage Assoc.	5.000	07/01/52	6,429		6,288,482
Federal National Mortgage Assoc.	5.000	08/01/52	1,129		1,104,720
Federal National Mortgage Assoc.	5.000	09/01/52	1,194		1,167,575
Federal National Mortgage Assoc.	5.000	10/01/52	1,350		1,320,415
Federal National Mortgage Assoc.	5.000	02/01/53	1,301		1,270,897
Federal National Mortgage Assoc.	5.000	03/01/53	13,826		13,515,979
Federal National Mortgage Assoc.	5.500	01/01/40	75		76,229
Federal National Mortgage Assoc.	5.500	04/01/53	1,742		1,736,305
Federal National Mortgage Assoc.(k)	5.500	05/01/53	16,870		16,810,193
Federal National Mortgage Assoc.	5.500	11/01/53	4,634		4,620,378
Federal National Mortgage Assoc.	6.000	10/01/36	41		42,991
Federal National Mortgage Assoc.	6.000	07/01/41	45		46,869
Federal National Mortgage Assoc.	6.000	01/01/53	8,128		8,263,415
Federal National Mortgage Assoc.	6.000	03/01/53	1,957		1,988,841
Federal National Mortgage Assoc.	6.000	09/01/53	2,050		2,083,244
Federal National Mortgage Assoc.	6.000	11/01/53	1,697		1,724,715
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485		543,531
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80		90,121
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—	(r)	123
Government National Mortgage Assoc.	2.000	10/20/50	6,465		5,221,035
Government National Mortgage Assoc.	2.000	01/20/51	4,897		3,954,101

See Notes to Financial Statements.

PGIM Core Bond Fund 29

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.000%	03/20/51	936	$756,016
Government National Mortgage Assoc.	2.000	07/20/51	4,911	3,965,629
Government National Mortgage Assoc.	2.000	11/20/51	440	355,306
Government National Mortgage Assoc.	2.000	04/20/52	455	367,609
Government National Mortgage Assoc.	2.500	12/20/46	205	176,351
Government National Mortgage Assoc.	2.500	10/20/50	3,706	3,121,907
Government National Mortgage Assoc.	2.500	01/20/51	3,891	3,276,369
Government National Mortgage Assoc.	2.500	03/20/51	1,459	1,228,001
Government National Mortgage Assoc.	2.500	05/20/51	6,656	5,602,839
Government National Mortgage Assoc.	2.500	07/20/51	2,069	1,740,947
Government National Mortgage Assoc.	3.000	07/20/42	308	277,445
Government National Mortgage Assoc.	3.000	03/20/43	208	187,492
Government National Mortgage Assoc.	3.000	08/20/43	39	35,126
Government National Mortgage Assoc.	3.000	09/20/43	77	69,390
Government National Mortgage Assoc.	3.000	01/20/44	73	65,938
Government National Mortgage Assoc.	3.000	05/20/45	73	65,001
Government National Mortgage Assoc.	3.000	08/15/45	80	70,803
Government National Mortgage Assoc.	3.000	05/20/46	453	402,316
Government National Mortgage Assoc.	3.000	07/20/46	722	640,555
Government National Mortgage Assoc.	3.000	08/20/46	40	35,287
Government National Mortgage Assoc.	3.000	03/20/47	472	418,374
Government National Mortgage Assoc.	3.000	11/20/47	3,927	3,472,770
Government National Mortgage Assoc.	3.000	01/20/48	60	53,179
Government National Mortgage Assoc.	3.000	08/20/48	982	869,213
Government National Mortgage Assoc.	3.000	07/20/49	336	296,152
Government National Mortgage Assoc.	3.000	09/20/49	417	366,371
Government National Mortgage Assoc.	3.000	12/20/49	466	408,962
Government National Mortgage Assoc.	3.000	01/20/50	2,160	1,894,534
Government National Mortgage Assoc.	3.000	10/20/51	386	337,509
Government National Mortgage Assoc.	3.000	11/20/51	725	634,155
Government National Mortgage Assoc.	3.500	01/15/42	50	46,543
Government National Mortgage Assoc.	3.500	12/20/42	148	136,431
Government National Mortgage Assoc.	3.500	01/20/43	221	203,944
Government National Mortgage Assoc.	3.500	02/20/43	100	92,364
Government National Mortgage Assoc.	3.500	08/20/43	355	327,591
Government National Mortgage Assoc.	3.500	10/20/43	469	432,882
Government National Mortgage Assoc.	3.500	03/20/45	49	44,582
Government National Mortgage Assoc.	3.500	04/20/45	274	251,617
Government National Mortgage Assoc.	3.500	04/20/46	524	481,707
Government National Mortgage Assoc.	3.500	07/20/46	323	294,443
Government National Mortgage Assoc.	3.500	10/20/46	639	586,073
Government National Mortgage Assoc.	3.500	12/20/46	627	574,050
Government National Mortgage Assoc.	3.500	04/20/47	449	410,684
Government National Mortgage Assoc.	3.500	05/20/47	349	319,317
Government National Mortgage Assoc.	3.500	10/20/47	120	109,170
Government National Mortgage Assoc.	3.500	11/20/47	619	565,049
Government National Mortgage Assoc.	3.500	01/20/48	168	153,395
Government National Mortgage Assoc.	3.500	10/20/48	101	91,586
Government National Mortgage Assoc.	3.500	11/20/48	198	180,085
Government National Mortgage Assoc.	3.500	12/20/48	73	66,280
Government National Mortgage Assoc.	3.500	02/20/49	170	154,733
Government National Mortgage Assoc.	3.500	05/20/49	265	239,883
Government National Mortgage Assoc.	3.500	06/20/49	3,434	3,097,267
Government National Mortgage Assoc.	3.500	08/20/49	5,235	4,733,523
Government National Mortgage Assoc.	3.500	11/20/49	2,338	2,117,925
Government National Mortgage Assoc.	3.500	11/20/50	4,823	4,369,044
Government National Mortgage Assoc.	3.500	04/20/51	1,667	1,509,049
Government National Mortgage Assoc.	3.500	02/20/52	1,954	1,764,006
Government National Mortgage Assoc.	3.500	04/20/52	5,428	4,894,877
Government National Mortgage Assoc.	3.500	05/20/52	6,970	6,283,837
Government National Mortgage Assoc.	4.000	12/20/40	113	107,368
Government National Mortgage Assoc.	4.000	06/20/41	48	45,899
Government National Mortgage Assoc.	4.000	11/15/41	65	61,255

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	12/20/42	118	$112,025
Government National Mortgage Assoc.	4.000	04/20/43	79	74,499
Government National Mortgage Assoc.	4.000	10/20/43	66	62,751
Government National Mortgage Assoc.	4.000	12/20/43	146	137,584
Government National Mortgage Assoc.	4.000	09/20/44	86	80,908
Government National Mortgage Assoc.	4.000	08/20/45	141	131,778
Government National Mortgage Assoc.	4.000	10/20/45	67	62,827
Government National Mortgage Assoc.	4.000	03/20/46	128	120,767
Government National Mortgage Assoc.	4.000	11/20/46	96	89,637
Government National Mortgage Assoc.	4.000	03/20/47	83	78,018
Government National Mortgage Assoc.	4.000	05/20/47	132	122,765
Government National Mortgage Assoc.	4.000	07/20/47	522	487,411
Government National Mortgage Assoc.	4.000	11/20/47	354	330,586
Government National Mortgage Assoc.	4.000	12/20/47	83	77,740
Government National Mortgage Assoc.	4.000	04/20/48	60	56,040
Government National Mortgage Assoc.	4.000	06/20/48	1,137	1,061,507
Government National Mortgage Assoc.	4.000	07/20/48	159	148,434
Government National Mortgage Assoc.	4.000	08/20/48	2,363	2,205,649
Government National Mortgage Assoc.	4.000	09/20/48	141	131,462
Government National Mortgage Assoc.	4.000	10/20/48	4,915	4,589,684
Government National Mortgage Assoc.	4.000	11/20/48	59	55,385
Government National Mortgage Assoc.	4.000	01/20/49	72	66,715
Government National Mortgage Assoc.	4.000	02/20/49	143	133,548
Government National Mortgage Assoc.	4.000	03/20/49	89	82,822
Government National Mortgage Assoc.	4.000	04/20/49	431	405,351
Government National Mortgage Assoc.	4.000	01/20/50	48	45,108
Government National Mortgage Assoc.	4.000	02/20/50	71	66,051
Government National Mortgage Assoc.	4.000	07/20/50	107	99,886
Government National Mortgage Assoc.	4.000	06/20/52	1,634	1,516,793
Government National Mortgage Assoc.	4.000	08/20/52	922	856,560
Government National Mortgage Assoc.	4.000	10/20/52	3,228	2,998,413
Government National Mortgage Assoc.	4.500	12/20/41	245	241,399
Government National Mortgage Assoc.	4.500	10/20/43	36	34,719
Government National Mortgage Assoc.	4.500	01/20/44	48	46,973
Government National Mortgage Assoc.	4.500	04/20/44	162	157,176
Government National Mortgage Assoc.	4.500	03/20/45	38	37,134
Government National Mortgage Assoc.	4.500	07/20/46	77	74,606
Government National Mortgage Assoc.	4.500	08/20/46	69	66,676
Government National Mortgage Assoc.	4.500	11/20/46	61	58,956
Government National Mortgage Assoc.	4.500	01/20/47	392	380,089
Government National Mortgage Assoc.	4.500	01/20/48	49	47,683
Government National Mortgage Assoc.	4.500	02/20/48	313	303,235
Government National Mortgage Assoc.	4.500	03/20/48	34	32,433
Government National Mortgage Assoc.	4.500	07/20/48	54	51,921
Government National Mortgage Assoc.	4.500	08/20/48	20	19,773
Government National Mortgage Assoc.	4.500	12/20/48	101	98,081
Government National Mortgage Assoc.	4.500	05/20/52	2,097	2,002,161
Government National Mortgage Assoc.	4.500	10/20/52	12,926	12,347,494
Government National Mortgage Assoc.	5.000	10/20/37	4	4,317
Government National Mortgage Assoc.	5.000	09/20/40	46	46,583
Government National Mortgage Assoc.	5.000	04/20/45	25	24,820
Government National Mortgage Assoc.	5.000	08/20/45	98	98,292
Government National Mortgage Assoc.	5.000	10/20/52	113	110,448
Government National Mortgage Assoc.	5.000	11/20/52	213	209,501
Government National Mortgage Assoc.	5.000	12/20/52	168	164,808
Government National Mortgage Assoc.	5.000	03/20/53	3,312	3,249,347
Government National Mortgage Assoc.	5.000	12/20/54	947	924,747
Government National Mortgage Assoc.	5.500	08/20/54	4,408	4,400,819
Government National Mortgage Assoc.	5.500	10/20/54	9,750	9,732,713
Government National Mortgage Assoc.	5.500	12/20/54	8,219	8,206,858
Government National Mortgage Assoc.	6.000	12/15/39	63	65,764
Government National Mortgage Assoc.	6.000	06/20/54	4,840	4,918,272
Government National Mortgage Assoc.	6.000	09/20/54	2,697	2,735,743

See Notes to Financial Statements.

PGIM Core Bond Fund 31

Schedule of Investments (continued)

as of July 31, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	6.000%	01/20/55	21,506	$21,812,279
Government National Mortgage Assoc.	7.000	06/20/54	4,510	4,663,441
Government National Mortgage Assoc.	7.000	07/20/54	2,704	2,794,921
Government National Mortgage Assoc.	7.000	11/20/54	2,500	2,583,770
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	465	396,688
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	2,890	2,798,949
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	195	125,298

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $646,855,450)				617,366,193

U.S. TREASURY OBLIGATIONS 6.1%
U.S. Treasury Bonds	1.625	11/15/50	19,325	10,030,883
U.S. Treasury Bonds	2.375	02/15/42	6,425	4,626,000
U.S. Treasury Bonds	3.875	05/15/43	11,655	10,294,643
U.S. Treasury Bonds(h)	4.750	11/15/43	35,085	34,635,474
U.S. Treasury Bonds	4.750	11/15/53	32,325	31,552,231
U.S. Treasury Bonds	4.750	05/15/55	220	215,153
U.S. Treasury Notes	4.500	12/31/31	18,805	19,228,113
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	175,341
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	15,895,400
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	512,718
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	611,782
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	785
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	145,381
U.S. Treasury Strips Coupon	2.498(s)	11/15/42	16,900	7,039,319
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	307,010
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	647,576
U.S. Treasury Strips Coupon	4.097(s)	11/15/41	3,110	1,375,246
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	29,018
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	359,364
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	84,599

TOTAL U.S. TREASURY OBLIGATIONS
(cost $154,649,648)				137,766,036

			Shares

AFFILIATED EXCHANGE-TRADED FUND 4.7%
PGIM AAA CLO ETF
(cost $105,986,463)(wa)			2,069,230	106,503,268

PREFERRED STOCKS 0.0%

Independent Power & Renewable Electricity Producers
Tennessee Valley Authority, Series A, 2.216%(c), U.S. Treasury 30-YR CMT + 0.840%, Maturing 05/01/29			4,345	101,369
Tennessee Valley Authority, Series D, 2.134%(c), U.S. Treasury 30-YR CMT + 0.940%, Maturing 06/01/28			1,400	33,446

TOTAL PREFERRED STOCKS
(cost $132,313)				134,815

TOTAL LONG-TERM INVESTMENTS
(cost $2,372,531,016)				2,289,746,738

See Notes to Financial Statements.

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.2%

AFFILIATED MUTUAL FUNDS 2.2%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)	10,616,464	$10,616,464
PGIM Institutional Money Market Fund (7-day effective yield 4.528%)
(cost $38,368,275; includes $38,226,229 of cash collateral for securities on loan)(b)(wa)	38,397,973	38,371,094

TOTAL AFFILIATED MUTUAL FUNDS
(cost $48,984,739)		48,987,558

OPTIONS PURCHASED*~ 0.0%
(cost $275)		1,288

TOTAL SHORT-TERM INVESTMENTS
(cost $48,985,014)		48,988,846

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8%
(cost $2,421,516,030)		2,338,735,584

OPTIONS WRITTEN*~ (0.0)%
(premiums received $33)		(494)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.8%
(cost $2,421,515,997)		2,338,735,090
Liabilities in excess of other assets(z) (3.8)%		(86,164,376)

NET ASSETS 100.0%		$2,252,570,714

Below is a list of the abbreviation(s) used in the annual report:

USD—US Dollar
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
BABs—Build America Bonds
BARC—Barclays Bank PLC
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CGM—Citigroup Global Markets, Inc.
CLO—Collateralized Loan Obligation
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
DAC—Designated Activity Company
DB—Deutsche Bank AG
ETF—Exchange-Traded Fund
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USOIS—United States Overnight Index Swap

* Non-income producing security.
# Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~ See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.

See Notes to Financial Statements.

PGIM Core Bond Fund 33

Schedule of Investments (continued)

as of July 31, 2025

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $37,454,614; cash collateral of $38,226,229 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2025.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.000%	TBA	10/14/25	$(8,000)	$(7,372,016)
Federal National Mortgage Assoc.	4.500%	TBA	09/15/25	(5,500)	(5,215,427)
Federal National Mortgage Assoc.	5.500%	TBA	08/13/25	(6,000)	(5,968,235)
Federal National Mortgage Assoc.	6.000%	TBA	08/13/25	(3,500)	(3,548,376)
Government National Mortgage Assoc.	3.000%	TBA	09/22/25	(1,000)	(873,464)
Government National Mortgage Assoc.	4.000%	TBA	09/22/25	(3,500)	(3,222,442)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $26,206,249)					$(26,199,960)

Options Purchased:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75	16	40	$100

(cost $225)

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	JPM	09/25/25	0.40%	0.40%(A)	1 Day SOFR(A)/ 4.390%	430	$—
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.390%	430	1,188

Total OTC Swaptions (cost $50)								$1,188

Total Options Purchased (cost $275)								$1,288

Options Written:

Exchange Traded

Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.25	7	18	$(44)

(premiums received $33)

See Notes to Financial Statements.

Options Written (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.390%	3.21%(A)	860	$(450)

(premiums received $0)
Total Options Written (premiums received $33)								$(494)

Futures contracts outstanding at July 31, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
432	2 Year U.S. Treasury Notes	Sep. 2025	$89,417,250	$(133,002)
693	5 Year U.S. Treasury Notes	Sep. 2025	74,963,113	77,253
598	10 Year U.S. Treasury Notes	Sep. 2025	66,415,375	338,139
498	10 Year U.S. Ultra Treasury Notes	Sep. 2025	56,312,909	387,854
521	20 Year U.S. Treasury Bonds	Sep. 2025	59,491,688	1,182,136
213	30 Year U.S. Ultra Treasury Bonds	Sep. 2025	24,987,563	286,869

				2,139,249

Short Position:
56	30 Day Federal Funds	Aug. 2025	22,325,953	(670)

				$2,138,579

Credit default swap agreements outstanding at July 31, 2025:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):

Bank of America Corp.	12/20/25	1.000	%(Q)	2,470	0.225%	$10,311	$6,862	$3,449	GSI
Citigroup, Inc.	12/20/25	1.000	%(Q)	2,470	0.248%	10,095	6,957	3,138	GSI
Hellenic Republic	06/20/27	1.000	%(Q)	545	0.166%	8,958	7,172	1,786	BARC
Hellenic Republic	12/20/27	1.000	%(Q)	410	0.217%	7,854	6,190	1,664	BARC
Kingdom of Norway	12/20/25	—	%(Q)	5,500	0.039%	(838)	(1,051)	213	BARC
Morgan Stanley	12/20/25	1.000	%(Q)	2,470	0.229%	10,278	6,862	3,416	GSI
UnitedHealth Group, Inc.	06/20/26	1.000	%(Q)	1,140	0.232%	9,013	7,276	1,737	GSI

						$55,671	$40,268	$15,403

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):

CDX.NA.IG.44.V1	06/20/30	1.000	%(Q)	57,915	$(1,254,093)	$(1,321,674)	$(67,581)

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive

See Notes to Financial Statements.

PGIM Core Bond Fund 35

Schedule of Investments (continued)

as of July 31, 2025

from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at July 31, 2025:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2025	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.390%	$ —	$(89,005)	$(89,005)
26,965	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.390%	—	(119,862)	(119,862)
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.390%	415	(17,943)	(18,358)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.390%	10,825	615,041	604,216
30,400	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.390%	(32,323)	(716,637)	(684,314)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.390%	1,278,108	1,304,289	26,181

				$1,257,025	$975,883	$(281,142)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2025:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.850%	JPM	09/19/25	(7,709)	$(731)	$—	$(731)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 4.530%	BOA	09/11/25	29,165	(1,478,021)	—	(1,478,021)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	10/27/25	40,665	(539,472)	—	(539,472)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 4.560%	JPM	11/06/25	19,925	(30,395)	—	(30,395)

					$(2,048,619)	$—	$(2,048,619)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$41,319	$(1,051)	$15,403	$(2,048,619)

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$9,152,892

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$138,385,516	$—
Collateralized Loan Obligations	—	229,091,436	—
Consumer Loans	—	35,946,775	—
Credit Cards	—	2,080,327	—
Equipment	—	1,216,716	—
Home Equity Loans	—	15,672,125	—
Other	—	955,117	—
Student Loans	—	3,454,290	—
Commercial Mortgage-Backed Securities	—	194,856,400	—
Corporate Bonds	—	677,610,109	—
Municipal Bonds	—	11,640,276	—
Residential Mortgage-Backed Securities	—	78,547,130	—
Sovereign Bonds	—	38,520,209	—
U.S. Government Agency Obligations	—	617,366,193	—
U.S. Treasury Obligations	—	137,766,036	—
Affiliated Exchange-Traded Fund	106,503,268	—	—
Preferred Stocks	134,815	—	—
Short-Term Investments
Affiliated Mutual Funds	48,987,558	—	—
Options Purchased	100	1,188	—

Total	$155,625,741	$2,183,109,843	$—

Liabilities
Options Written	$(44)	$(450)	$—

Other Financial Instruments*
Assets
Futures Contracts	$2,272,251	$—	$—
OTC Credit Default Swap Agreements	—	56,509	—
Centrally Cleared Interest Rate Swap Agreements	—	630,397	—

Total	$2,272,251	$686,906	$—

Liabilities
Forward Commitment Contracts	$—	$(26,199,960)	$—
Futures Contracts	(133,672)	—	—
Centrally Cleared Credit Default Swap Agreement	—	(67,581)	—
OTC Credit Default Swap Agreement	—	(838)	—
Centrally Cleared Interest Rate Swap Agreements	—	(911,539)	—
OTC Total Return Swap Agreements	—	(2,048,619)	—

Total	$(133,672)	$(29,228,537)	$—

See Notes to Financial Statements.

PGIM Core Bond Fund 37

Schedule of Investments (continued)

as of July 31, 2025

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2025 were as follows:

U.S. Government Agency Obligations	27.4%
Collateralized Loan Obligations	10.2
Commercial Mortgage-Backed Securities	8.7
Banks	8.1
Automobiles	6.1
U.S. Treasury Obligations	6.1
Affiliated Exchange-Traded Fund	4.7
Residential Mortgage-Backed Securities	3.5
Electric	2.3
Affiliated Mutual Funds (1.7% represents investments purchased with collateral from securities on loan)	2.2
Pipelines	1.8
Sovereign Bonds	1.7
Consumer Loans	1.6
Healthcare-Services	1.6
Oil & Gas	1.5
Telecommunications	1.4
Real Estate Investment Trusts (REITs)	1.3
Auto Manufacturers	1.2
Aerospace & Defense	0.9
Insurance	0.9
Diversified Financial Services	0.8
Mining	0.8
Home Equity Loans	0.7
Pharmaceuticals	0.6
Media	0.6
Municipal Bonds	0.5
Agriculture	0.5
Semiconductors	0.4
Chemicals	0.4
Auto Parts & Equipment	0.4
Packaging & Containers	0.3
Building Materials	0.3
Computers	0.3
Retail	0.3
Iron/Steel	0.3
Lodging	0.2
Foods	0.2

Commercial Services	0.2%
Shipbuilding	0.2
Engineering & Construction	0.2
Beverages	0.2
Real Estate	0.2
Transportation	0.2
Office/Business Equipment	0.2
Software	0.2
Student Loans	0.1
Apparel	0.1
Gas	0.1
Trucking & Leasing	0.1
Entertainment	0.1
Holding Companies-Diversified	0.1
Credit Cards	0.1
Multi-National	0.1
Leisure Time	0.1
Equipment	0.1
Housewares	0.1
Healthcare-Products	0.1
Home Builders	0.1
Airlines	0.1
Other	0.0	*
Biotechnology	0.0	*
Oil & Gas Services	0.0	*
Independent Power & Renewable Electricity Producers	0.0	*
Water	0.0	*
Options Purchased	0.0	*

	103.8
Options Written	(0.0	)*
Liabilities in excess of other assets	(3.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$ —	Due from/to broker-variation margin swaps	$ 67,581*

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$ 41,319		Premiums received for OTC swap agreements	$ 1,051

Credit contracts	Unrealized appreciation on OTC swap agreements	15,403		—	—

Interest rate contracts	Due from/to broker-variation margin futures	2,272,251	*	Due from/to broker-variation margin futures	133,672	*

Interest rate contracts	Due from/to broker-variation margin swaps	630,397	*	Due from/to broker-variation margin swaps	911,539	*

Interest rate contracts	Unaffiliated investments	1,288		Options written outstanding, at value	494

Interest rate contracts	—	—		Unrealized depreciation on OTC swap agreements	2,048,619

		$2,960,658			$3,162,956

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$772,129

Interest rate contracts	7,175	16,044	(5,774,817)	(5,985,445)

Total	$7,175	$16,044	$(5,774,817)	$(5,213,316)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Swaps

Credit contracts	$—	$—	$—	$(91,912)

Interest rate contracts	1,013	(461)	478,914	(3,602,987)

Total	$1,013	$(461)	$478,914	$(3,694,899)

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended July 31, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 313
Options Written (2)	1,372,500
Futures Contracts - Long Positions (2)	297,393,049
Futures Contracts - Short Positions (2)	17,097,706
Interest Rate Swap Agreements (2)	275,915,000
Credit Default Swap Agreements - Buy Protection (2)	20,412,678
Credit Default Swap Agreements - Sell Protection (2)	41,939,612
Total Return Swap Agreements (2)	133,241,782

*	Average volume is based on average quarter end balances for the year ended July 31, 2025.
(1)	Cost.
(2)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Core Bond Fund 39

Schedule of Investments (continued)

as of July 31, 2025

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$37,454,614	$(37,454,614)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$17,025	$(1,051)	$15,974	$—	$15,974
BOA	—	(1,478,021)	(1,478,021)	1,478,021	—
DB	1,188	(450)	738	—	738
GSI	39,697	—	39,697	(39,697)	—
JPM	—	(570,598)	(570,598)	500,125	(70,473)

	$57,910	$(2,050,120)	$(1,992,210)	$1,938,449	$(53,761)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities

as of July 31, 2025

Assets
Investments at value, including securities on loan of $37,454,614:
Unaffiliated investments (cost $2,266,544,828)	$2,183,244,758
Affiliated investments (cost $154,971,202)	155,490,826
Foreign currency, at value (cost $35,471)	37,555
Receivable for investments sold	80,788,365
Dividends and interest receivable	13,941,653
Receivable for Fund shares sold	1,399,616
Due from broker—variation margin futures	334,802
Premiums paid for OTC swap agreements	41,319
Unrealized appreciation on OTC swap agreements	15,403
Prepaid expenses	135

Total Assets	2,435,294,432

Liabilities
Payable for investments purchased	110,016,204
Payable to broker for collateral for securities on loan	38,226,229
Forward commitment contracts, at value (proceeds receivable $26,206,249)	26,199,960
Payable for Fund shares purchased	5,185,812
Unrealized depreciation on OTC swap agreements	2,048,619
Management fee payable	517,840
Accrued expenses and other liabilities	403,410
Dividends and Distributions payable	66,863
Distribution fee payable	40,316
Due to broker—variation margin swaps	8,077
Affiliated transfer agent fee payable	6,103
Trustees’ fees payable	2,740
Premiums received for OTC swap agreements	1,051
Options written outstanding, at value (premiums received $33)	494

Total Liabilities	182,723,718

Net Assets	$2,252,570,714

Net assets were comprised of:
Shares of beneficial interest, at par	$259,425
Paid-in capital in excess of par	2,499,863,303
Total distributable earnings (loss)	(247,552,014)

Net assets, July 31, 2025	$2,252,570,714

See Notes to Financial Statements.

PGIM Core Bond Fund 41

Statement of Assets and Liabilities

as of July 31, 2025

Class A
Net asset value and redemption price per share, ($167,932,891 ÷ 19,345,116 shares of beneficial interest issued and outstanding)	$8.68
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.97

Class C
Net asset value, offering price and redemption price per share, ($5,347,351 ÷ 615,657 shares of beneficial interest issued and outstanding)	$8.69

Class R
Net asset value, offering price and redemption price per share, ($23,072 ÷ 2,658 shares of beneficial interest issued and outstanding)	$8.68

Class Z
Net asset value, offering price and redemption price per share, ($960,091,866 ÷ 110,599,428 shares of beneficial interest issued and outstanding)	$8.68

Class R6
Net asset value, offering price and redemption price per share, ($1,119,175,534 ÷ 128,861,733 shares of beneficial interest issued and outstanding)	$8.69

See Notes to Financial Statements.

Statement of Operations

Year Ended July 31, 2025

Net Investment Income (Loss)
Income
Interest income	$94,069,538
Affiliated dividend income	5,222,755
Income from securities lending, net (including affiliated income of $40,649)	41,194
Unaffiliated dividend income	1,577

Total income	99,335,064

Expenses
Management fee	6,866,996
Distribution fee(a)	480,386
Transfer agent’s fees and expenses (including affiliated expense of $34,998)(a)	677,108
Shareholders’ reports	121,844
Custodian and accounting fees	121,055
Registration fees(a)	111,778
Audit fee	72,844
Professional fees	51,797
SEC registration fees	46,447
Trustees’ fees	37,233
Miscellaneous	66,859

Total expenses	8,654,347
Less: Fee waiver and/or expense reimbursement(a)	(1,116,966)
Distribution fee waiver(a)	(55)

Net expenses	7,537,326

Net investment income (loss)	91,797,738

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(3,525))	(24,517,454)
Affiliated net capital gain distributions received	24,361
Futures transactions	(5,774,817)
Options written transactions	16,044
Swap agreement transactions	(5,213,316)
Foreign currency transactions	(191)

(35,465,373)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $481,993)	21,684,777
Futures	478,914
Options written	(461)
Swap agreements	(3,694,899)
Foreign currencies	2,139

18,470,470

Net gain (loss) on investment and foreign currency transactions	(16,994,903)

Net Increase (Decrease) In Net Assets Resulting From Operations	$74,802,835

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	424,032	56,192	162	—	—
Transfer agent’s fees and expenses	107,984	6,817	101	516,290	45,916
Registration fees	24,485	14,597	6,242	31,157	35,297
Fee waiver and/or expense reimbursement	(41,428)	(15,484)	(6,316)	(613,807)	(439,931)
Distribution fee waiver	—	—	(55)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund 43

Statements of Changes in Net Assets

	Year Ended July 31,

	2025	2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$91,797,738	$70,743,655
Net realized gain (loss) on investment and foreign currency transactions	(35,489,734)	(30,169,157)
Affiliated net capital gain distributions received	24,361	—
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	18,470,470	66,213,924

Net increase (decrease) in net assets resulting from operations	74,802,835	106,788,422

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,061,289)	(6,186,905)
Class C	(188,853)	(201,101)
Class R	(833)	(731)
Class Z	(22,434,881)	(17,769,219)
Class R6	(65,980,502)	(51,641,576)

	(95,666,358)	(75,799,532)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	801,459,294	755,194,198
Net asset value of shares issued in reinvestment of dividends and distributions	94,034,548	75,165,046
Cost of shares purchased	(578,429,615)	(479,036,206)

Net increase (decrease) in net assets from Fund share transactions	317,064,227	351,323,038

Total increase (decrease)	296,200,704	382,311,928

Net Assets:
Beginning of year	1,956,370,010	1,574,058,082

End of year	$2,252,570,714	$1,956,370,010

See Notes to Financial Statements.

Financial Highlights

Class A Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.76	$8.62	$9.21		$10.53	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.33	0.27		0.16	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)	0.17	(0.57)		(1.29)	(0.13)
Total from investment operations	0.28	0.50	(0.30)		(1.13)	0.02
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.36)	(0.29)		(0.19)	(0.20)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	-		-	(0.07)
Total dividends and distributions	(0.36)	(0.36)	(0.29)		(0.19)	(0.27)
Net asset value, end of year	$8.68	$8.76	$8.62		$9.21	$10.53
Total Return(c):	3.28%	5.97%	(3.20)%		(10.81)%	0.17%

Ratios/Supplemental Data:
Net assets, end of year (000)	$167,933	$160,305	$141,074		$148,963	$216,235
Average net assets (000)	$169,613	$147,083	$140,822		$180,069	$202,963
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.65%	0.65%	0.65%		0.65%	0.66%
Expenses before waivers and/or expense reimbursement	0.67%	0.68%	0.68%		0.68%	0.69%
Net investment income (loss)	3.98%	3.90%	3.07%		1.62%	1.42%
Portfolio turnover rate(e)(f)	121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 45

Financial Highlights (continued)

Class C Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.76	$8.63	$9.21		$10.53	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.26	0.20		0.08	0.07
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)	0.16	(0.56)		(1.29)	(0.15)
Total from investment operations	0.22	0.42	(0.36)		(1.21)	(0.08)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.29)	(0.22)		(0.11)	(0.11)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	-		-	(0.07)
Total dividends and distributions	(0.29)	(0.29)	(0.22)		(0.11)	(0.18)
Net asset value, end of year	$8.69	$8.76	$8.63		$9.21	$10.53
Total Return(c):	2.58%	5.01%	(3.87)%		(11.52)%	(0.71)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$5,347	$5,724	$5,920		$5,692	$7,664
Average net assets (000)	$5,619	$5,899	$5,784		$6,519	$8,268
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45%	1.45%	1.45%		1.45%	1.45%
Expenses before waivers and/or expense reimbursement	1.73%	1.71%	1.74%		1.64%	1.60%
Net investment income (loss)	3.18%	3.10%	2.28%		0.84%	0.64%
Portfolio turnover rate(e)(f)	121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.75	$8.62	$9.20		$10.52	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.31	0.24		0.13	0.12
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.05)	0.15	(0.56)		(1.29)	(0.14)
Total from investment operations	0.27	0.46	(0.32)		(1.16)	(0.02)
Less Dividends and Distributions:
Dividends from net investment income	(0.34)	(0.33)	(0.26)		(0.16)	(0.17)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	-		-	(0.07)
Total dividends and distributions	(0.34)	(0.33)	(0.26)		(0.16)	(0.24)
Net asset value, end of year	$8.68	$8.75	$8.62		$9.20	$10.52
Total Return(c):	3.09%	5.53%	(3.39)%		(11.10)%	(0.22)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$23	$21	$18		$18	$21
Average net assets (000)	$22	$19	$17		$19	$18
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95%	0.95%	0.95%		0.95%	0.95%
Expenses before waivers and/or expense reimbursement	30.44%	39.64%	39.10%		38.21%	55.36%
Net investment income (loss)	3.68%	3.60%	2.77%		1.34%	1.13%
Portfolio turnover rate(e)(f)	121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 47

Financial Highlights (continued)

Class Z Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.76	$8.62	$9.21		$10.53	$10.78
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.36	0.30		0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)	0.17	(0.57)		(1.30)	(0.14)
Total from investment operations	0.31	0.53	(0.27)		(1.10)	0.05
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.32)		(0.22)	(0.23)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	-		-	(0.07)
Total dividends and distributions	(0.39)	(0.39)	(0.32)		(0.22)	(0.30)
Net asset value, end of year	$8.68	$8.76	$8.62		$9.21	$10.53
Total Return(c):	3.61%	6.18%	(2.78)%		(10.53)%	0.41%

Ratios/Supplemental Data:
Net assets, end of year (000)	$960,092	$399,522	$363,763		$291,666	$276,537
Average net assets (000)	$502,687	$392,772	$311,324		$279,332	$285,073
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	0.33%	0.33%		0.33%	0.33%
Expenses before waivers and/or expense reimbursement	0.45%	0.45%	0.47%		0.47%	0.46%
Net investment income (loss)	4.29%	4.22%	3.40%		1.99%	1.76%
Portfolio turnover rate(e)(f)	121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class R6 Shares

	Year Ended July 31,

	2025	2024	2023		2022	2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.76	$8.62	$9.21		$10.53	$10.79
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.36	0.30		0.20	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)	0.17	(0.57)		(1.30)	(0.15)
Total from investment operations	0.32	0.53	(0.27)		(1.10)	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.32)		(0.22)	(0.23)
Tax return of capital distributions	-	-	(-	)(b)	-	-
Distributions from net realized gains	-	-	-		-	(0.07)
Total dividends and distributions	(0.39)	(0.39)	(0.32)		(0.22)	(0.30)
Net asset value, end of year	$8.69	$8.76	$8.62		$9.21	$10.53
Total Return(c):	3.74%	6.20%	(2.77)%		(10.52)%	0.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,119,176	$1,390,798	$1,063,282		$1,024,671	$944,968
Average net assets (000)	$1,467,995	$1,141,091	$1,000,004		$1,045,549	$836,649
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%		0.32%	0.32%
Expenses before waivers and/or expense reimbursement	0.35%	0.36%	0.35%		0.35%	0.36%
Net investment income (loss)	4.31%	4.23%	3.40%		1.98%	1.76%
Portfolio turnover rate(e)(f)	121%	125%	207%		141%	117%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund 49

Notes to Financial Statements

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Core Bond Fund (the “Fund”), a series of the RIC. The fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is total return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

PGIM Core Bond Fund 51

Notes to Financial Statements (continued)

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

PGIM Core Bond Fund 53

Notes to Financial Statements (continued)

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value (“NAV”). The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

PGIM Core Bond Fund 55

Notes to Financial Statements (continued)

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively, the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.32% of average daily net assets up to $10 billion;	0.32%

0.31% of average daily net assets over $10 billion.

The Manager has contractually agreed, through November 30, 2026, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations

A	0.70%

C	1.45

R	0.95

Z	0.33

R6	0.32

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through November 30, 2026 to limit such fees on certain classes based on daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

Class	Gross Distribution Fee	Net Distribution Fee

C	1.00%	1.00%

R	0.75	0.50

Z	N/A	N/A

R6	N/A	N/A

For the year ended July 31, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$258,217	$7,786

C	—	1,044

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of

Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2025, were as follows:

Cost of Purchases	Proceeds from Sales

$2,590,270,653	$2,324,377,413

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the year ended July 31, 2025, is presented as follows:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income	Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Fund(wa):

PGIM AAA CLO ETF
$ 9,052,665	$96,967,716	$—	$482,887	$ —	$106,503,268	2,069,230	$2,871,171	$24,361

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wa)

59,810,178	798,358,249	847,551,963	—	—	10,616,464	10,616,464	2,351,584	—

PGIM Core Bond Fund 57

Notes to Financial Statements (continued)

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

PGIM Institutional Money Market Fund (7-day effective yield 4.528%)(b)(wa)

$14,074,308	$316,497,038	$292,195,833	$(894)	$(3,525)	$38,371,094	38,397,973	$40,649	(1)	$—

$82,937,151	$1,211,823,003	$1,139,747,796	$481,993	$(3,525)	$155,490,826		$5,263,404		$24,361

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.

6.	Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the year ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$95,666,358	$—	$—	$95,666,358

For the year ended July 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
$75,799,532	$—	$—	$75,799,532

For the year ended July 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$864,625	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,405,342,237	$19,436,707	$(112,446,906)	$(93,010,199)

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, swaps, futures and other cost basis differences between GAAP and tax accounting.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2025 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$155,300,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2025 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of July 31, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
R	1,309	49.2%
Z	47,850	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	87.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Year ended July 31, 2025:
Shares sold	5,733,344	$50,152,319
Shares issued in reinvestment of dividends and distributions	808,391	7,047,619
Shares purchased	(5,344,818)	(46,442,887)
Net increase (decrease) in shares outstanding before conversion	1,196,917	10,757,051
Shares issued upon conversion from other share class(es)	178,758	1,559,858
Shares purchased upon conversion into other share class(es)	(338,311)	(2,938,454)
Net increase (decrease) in shares outstanding	1,037,364	$9,378,455

Year ended July 31, 2024:
Shares sold	6,388,354	$54,750,016
Shares issued in reinvestment of dividends and distributions	722,105	6,181,768
Shares purchased	(5,148,016)	(43,944,435)
Net increase (decrease) in shares outstanding before conversion	1,962,443	16,987,349
Shares issued upon conversion from other share class(es)	192,308	1,647,689
Shares purchased upon conversion into other share class(es)	(207,610)	(1,776,332)
Net increase (decrease) in shares outstanding	1,947,141	$16,858,706

Class C
Year ended July 31, 2025:
Shares sold	194,695	$1,702,049
Shares issued in reinvestment of dividends and distributions	21,531	187,801
Shares purchased	(192,682)	(1,678,692)
Net increase (decrease) in shares outstanding before conversion	23,544	211,158
Shares purchased upon conversion into other share class(es)	(61,247)	(534,897)
Net increase (decrease) in shares outstanding	(37,703)	$(323,739)

PGIM Core Bond Fund 59

Notes to Financial Statements (continued)

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	292,857	$2,509,304
Shares issued in reinvestment of dividends and distributions	23,369	200,144
Shares purchased	(293,768)	(2,516,548)
Net increase (decrease) in shares outstanding before conversion	22,458	192,900
Shares purchased upon conversion into other share class(es)	(55,306)	(473,308)
Net increase (decrease) in shares outstanding	(32,848)	$(280,408)

Class R
Year ended July 31, 2025:
Shares sold	163	$1,416
Shares issued in reinvestment of dividends and distributions	96	833
Shares purchased	(2)	(21)
Net increase (decrease) in shares outstanding	257	$2,228

Year ended July 31, 2024:
Shares sold	195	$1,679
Shares issued in reinvestment of dividends and distributions	85	731
Shares purchased	(2)	(18)
Net increase (decrease) in shares outstanding	278	$2,392

Class Z
Year ended July 31, 2025:
Shares sold	42,365,016	$368,897,545
Shares issued in reinvestment of dividends and distributions	2,573,547	22,423,170
Shares purchased	(27,555,910)	(239,088,745)
Net increase (decrease) in shares outstanding before conversion	17,382,653	152,231,970
Shares issued upon conversion from other share class(es)	47,861,983	413,085,001
Shares purchased upon conversion into other share class(es)	(264,656)	(2,338,172)
Net increase (decrease) in shares outstanding	64,979,980	$562,978,799

Year ended July 31, 2024:
Shares sold	27,501,670	$233,482,297
Shares issued in reinvestment of dividends and distributions	2,072,843	17,745,140
Shares purchased	(26,134,941)	(222,179,026)
Net increase (decrease) in shares outstanding before conversion	3,439,572	29,048,411
Shares issued upon conversion from other share class(es)	174,814	1,496,182
Shares purchased upon conversion into other share class(es)	(172,078)	(1,471,350)
Net increase (decrease) in shares outstanding	3,442,308	$29,073,243

Class R6
Year ended July 31, 2025:
Shares sold	43,527,862	$380,705,965
Shares issued in reinvestment of dividends and distributions	7,383,097	64,375,125
Shares purchased	(33,569,571)	(291,219,270)
Net increase (decrease) in shares outstanding before conversion	17,341,388	153,861,820
Shares issued upon conversion from other share class(es)	395,512	3,471,285
Shares purchased upon conversion into other share class(es)	(47,672,276)	(412,304,621)
Net increase (decrease) in shares outstanding	(29,935,376)	$(254,971,516)

Share Class	Shares	Amount

Year ended July 31, 2024:
Shares sold	54,123,326	$464,450,902
Shares issued in reinvestment of dividends and distributions	5,959,819	51,037,263
Shares purchased	(24,636,558)	(210,396,179)
Net increase (decrease) in shares outstanding before conversion	35,446,587	305,091,986
Shares issued upon conversion from other share class(es)	211,509	1,807,178
Shares purchased upon conversion into other share class(es)	(143,604)	(1,230,059)
Net increase (decrease) in shares outstanding	35,514,492	$305,669,105

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the year ended July 31, 2025.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on its subadviser’s ability to

PGIM Core Bond Fund 61

Notes to Financial Statements (continued)

analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be

PGIM Core Bond Fund 63

Notes to Financial Statements (continued)

the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

10.	Recent Accounting Pronouncement and Regulatory Developments

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – “Improvements to Income Taxes Disclosures”, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management is currently evaluating the impact and does not expect ASU to have a material impact on the financial statements.

11.	Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2025.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Target Portfolio Trust and Shareholders of PGIM Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Core Bond Fund (one of the funds constituting The Target Portfolio Trust, referred to hereafter as the “Fund”) as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statements of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

September 19, 2025

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

PGIM Core Bond Fund 65

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Core Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit, and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all the Independent Trustees, met on June 2 and 11-12, 2025 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2026, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, through its PGIM Fixed Income unit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income, and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With

[1]	PGIM Core Bond Fund is a series of The Target Portfolio Trust.

PGIM Core Bond Fund

Approval of Advisory Agreements (continued)

respect to PGIM Investments’ oversight of the subadviser and, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Fixed Income, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Fixed Income, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Fixed Income and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Fixed Income, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Fixed Income, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential

Visit our website at pgim.com/investments

benefits to be derived by PGIM Fixed Income and PGIML included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Fixed Income, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2024. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	2nd Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.95% for Class R shares, 0.33% for Class Z shares, and 0.32% for Class R6 shares through November 30, 2025.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Core Bond Fund

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not

applicable.

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not

applicable.

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 19, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 19, 2025